                                     -------------------------------------
                                     OMB APPROVAL
                                     OMB Number: 3235-0570
                                     Expires: November 30, 2005
                                     Estimated average burden
                                     hours per response. . . . . . . 5.0
                                     -------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811 - 06603
                                  ---------------------------------------------
  Performance Funds Trust
-------------------------------------------------------------------------------
                             (Exact name of registrant as specified in charter)
   3435 Stelzer Rd.  Columbus, OH  43219
-------------------------------------------------------------------------------
            (Address of principal executive offices) (Zip code)
   3435 Stelzer Rd.  Columbus, OH  43219
-------------------------------------------------------------------------------
                   (Name and address of agent for service)
Registrant's telephone number, including area code:   800-737-3676
                                                      ------------
Date of fiscal year end:       5/31/04
                               -------

Date of reporting period:      5/31/04
                               --------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[PERFORMANCE FUNDS LOGO]

June 30, 2004

Dear Shareholder:

ECONOMIC REVIEW

The U.S. economy saw a significant improvement for the fiscal year ending May 31st. Inflation remained low, productivity growth remained strong and monetary policy remained highly accommodative. Coupled with an increase in the confidence of the U.S. consumer, this translated into higher prices for the equity markets given the favorable backdrop. Large cap companies were up 18% for the fiscal year as measured by the S&P 500 while small cap stocks (Russell 2000) increased over 30% for the same period. The bond market sold off raising interest rates from historic lows. The U.S. ten-year Treasury note rose over 1% in yield to 4.65% by the end of May.

Short-term interest rates remained low resulting in a historically steep yield curve. Federal Reserve policymakers continued to expect the rise in short-term rates to be "measured," and kept the Federal Funds rate at a 46 year low of 1.0%. Fed Chairman Greenspan said he expects competitive pressures to rein in corporate profit margins and contain inflationary pressures. The Fed's focus was mainly on resource use. He indicated a raise in rates was coming, but low inflation and slack resource use allowed the Board to be patient in deciding when to move away from a highly accommodative policy.

Soft labor market conditions also contributed to the "patient" stance. Job growth lagged the pace of previous recoveries despite the unemployment rate's decrease to 5.6%. Over the entire 30 months since the recession trough, non-farm payrolls increased by a meager 0.3 percent compared to a normal gain of 7.5%. Reflecting that shortfall, households have not enjoyed the gain in incomes that they ordinarily would during a recovery. Hence, to support consumption, the decrease in interest rates by the Fed has encouraged a vast amount of borrowing and a huge buildup in debt. To fuel the fire, the increase in gas prices sapped consumer purchasing power to the tune of about $50 billion. Although oil remained relatively cheap by historical standards (inflation adjusted), the psychological impact increased the consumer's reluctance to spend.

Business investment, however, continued to improve and now seems to be back on track compared with historical standards. Companies now have the financial resources to expand staffing budgets thanks to increased profits and the widest excess of internal cash over investment spending since the 1970's.

Sincerely,

/s/ Douglas H. Ralston

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.
---------------

Trustmark Investment Advisors, Inc., a wholly-owned subsidiary of Trustmark National Bank, provides investment advisory and other services to the Funds and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Funds are distributed by Performance Funds Distributor, Inc.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC. THERE IS NO BANK GUARANTEE. MUTUAL FUNDS MAY LOSE VALUE. THE VIEWS EXPRESSED IN THIS SHAREHOLDER LETTER REFLECT THOSE OF THE PRESIDENT OF THE ADVISOR THROUGH THE YEAR ENDED MAY 31, 2004. THE PRESIDENT'S VIEWS ARE SUBJECT TO CHANGE BASED ON THE MARKET AND OTHER CONDITIONS.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
PERFORMANCE MONEY MARKET FUND

The Performance Money Market Fund provided shareholders with a return of 0.60%(1) (Institutional Class Shares) and 0.33%(1) (Class A Shares) for the year ended May 31, 2004. Over the past twelve months, the Fund's seven-day yield has fluctuated from a high of 0.77% on June 5, 2003, to a low of 0.55% on April 15, 2004 (institutional shares only). Interest rates remained stagnant over the past twelve months as the Federal Reserve kept interest rates at forty year lows. The target Fed Funds rate moved to 1.00% during the period in an effort to insure a solid economic recovery. This in turn sent rates lower on investment vehicles used by the Fund. While the lower rates helped companies restructure their balance sheets, shareholders of the Fund were left with an historic low interest rate environment in which to invest their cash. Things began to look somewhat better for money market fund investors toward the end of the fiscal year as many market observers are predicting higher short-term interest rates as the economy continues to show signs of improvement. The Federal Reserve has not raised interest rates since May 2000.

The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers' acceptances, commercial paper and repurchase agreements(2). The Fund is considered a first tier Fund as a result of the high quality of the Fund's holdings per the respective ratings from Standard and Poor's (A-1 or A-1+) and Moody's (P1). An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund's objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund's inception, but there can be no guarantee that it will be in the future.

Signed,

/s/ Kelly J. Collins

Kelly J. Collins
Portfolio Manager
Trustmark Investment Advisors, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS.

(1) The returns set forth reflect the reduction of a portion of the Fund's fees. Without the reduction of these fees, the returns for the period would have been lower.

(2) Portfolio composition is subject to change.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2004. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
PERFORMANCE SHORT TERM GOVERNMENT INCOME FUND

The Performance Short Term Government Income Fund provided shareholders with a return of 0.22% (Institutional Class Shares) for the twelve months ended May 31, 2004. The net asset value for the Fund's Institutional Shares closed the fiscal year at $9.94 from a beginning price of $10.20 last June. The short end of the yield curve came under pressure during the past twelve months as the two-year Treasury note ended the period at 2.53% after beginning the year at 1.31%. The economy began to show strength during the past twelve months in areas that had been lagging. Job creation at the beginning of 2004 began to put doubt in many traders' minds about how long the Federal Reserve could keep Fed Funds pegged at 1.00%. Inflation also began to creep higher during the past twelve months as oil prices surged as the uncertainty in the Middle East along with strong demand domestically began to weigh on the markets. Housing continued to show strength during the past year even as interest rates moved higher by over one percent during the period. Many households continued to tap the equity in their homes during this past year, which helped consumer spending remain strong. The Fund continued to have a slightly defensive posture during the past year amid the strengthening economy and potential for higher rates. This position was beneficial for the shareholders as rates did increase by a substantial amount during the final quarter of the year.

Going forward, the Fund will continue to try and capture the incremental yield available in the short end of the U.S. fixed income securities markets for the benefit of our shareholders. We will continue to use our strategy of buying high quality securities from the U. S. Treasury, Agency, Mortgage and Corporate markets so our shareholders will be well diversified across many different sectors of the market.(1)

Signed,

/s/ Kelly J. Collins

Kelly J. Collins
Portfolio Manager
Trustmark Investment Advisors, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) Portfolio composition is subject to change.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2004. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                     THE SHORT TERM GOVERNMENT INCOME FUND
                        PERFORMANCE (AS OF MAY 31, 2004)
[SHORT TERM GOVERNMENT INCOME FUND PERFORMANCE LINE GRAPH]

                                                               INSTITUTIONAL CLASS SHARES      MERRILL LYNCH 1-3 YR. GOVT./CORP.2
                                                               --------------------------      ----------------------------------
Jun-94                                                                 1000000.00                          1000000.00
Nov-94                                                                 1008360.00                          1011180.00
1-May                                                                  1063650.00                          1075590.00
1-Nov                                                                  1099660.00                          1116680.00
1-May                                                                  1113080.00                          1132980.00
1-Nov                                                                  1156980.00                          1182350.00
1-May                                                                  1176470.00                          1208670.00
1-Nov                                                                  1218580.00                          1253120.00
1-May                                                                  1255900.00                          1293690.00
Nov-98                                                                 1298400.00                          1344840.00
May-99                                                                 1313310.00                          1363610.00
Nov-99                                                                 1336110.00                          1391460.00
May-00                                                                 1365070.00                          1419510.00
Nov-00                                                                 1426240.00                          1488100.00
1-May                                                                  1494270.00                          1564310.00
1-Nov                                                                  1552190.00                          1636400.00
2-May                                                                  1575080.00                          1664500.00
2-Nov                                                                  1620800.00                          1719780.00
3-May                                                                  1646270.00                          1768020.00
3-Nov                                                                  1641450.00                          1773870.00
4-May                                                                  1649950.00                          1784770.00

-------------------------------------------------------------
                       CLASS A SHARES
               AVERAGE ANNUAL TOTAL RETURNS(2)
-------------------------------------------------------------
                            1 YEAR      5 YEAR      10 YEAR
-------------------------------------------------------------
 Without Sales Charge        -0.03%      4.39%       4.86%
-------------------------------------------------------------
 With Sales Charge*          -3.08%      3.76%       4.55%
-------------------------------------------------------------

* Reflects the maximum sales charge of 3.00%.

--------------------------------------------------------------
                  INSTITUTIONAL CLASS SHARES
                 AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------
       1 YEAR               5 YEAR              10 YEAR
--------------------------------------------------------------
        0.22%                4.67%                5.13%
--------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Merrill Lynch 1-3 Government/Corporate Index (the "Index") is an unmanaged market value-weighted index that tracks the total return performance of publicly placed, nonconvertible, fixed-rate, coupon-bearing, investment grade U.S. domestic debt. Maturities of the securities range from one to three years. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index although they can invest in the underlying securities.

(2) The total returns for Class A Shares reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
PERFORMANCE INTERMEDIATE TERM INCOME FUND

In the last two annual reports to our shareholders, we expressed a cautious overtone to our bond investment strategy. Citing a "dismal risk-reward potential" and "contrary patterns in fundamental economic relationships", we chose to remain in a guarded stance with our bond portfolio risk. At last fiscal year end, the yield on the 10-year Treasury Note was observed BELOW 3.50%. At this fiscal year end that yield is now observed ABOVE 4.50%! This 100 basis point rise in yields resulted in declines in bond market values that surpassed the annual income of most bond sectors. Our institutional shares returned -.77%, while the Merrill Lynch Government Corporate Master Index measured -1.40%. Mostly recently, a panic level amount of bond selling has occurred during the last part of March, April, and May. The cause of the sudden sell-off was marked improvements in the 2004 year-to-date payroll reports. Since recent increases in inflation and GDP had already put the Federal Reserve behind schedule in policy, the payroll numbers assured the market that the Fed was going to begin raising rates. Bond investors, bond hedgers, and bond traders all moved in tandem to reposition.

Now it may seem to some that the bond market has fully adjusted to the expected rate increases by the Fed. It could be true for the short term. However, it is our judgment that the bond market can not remain stable while the Fed is in a full bore tightening phase. Yields are far more attractive than they were one year ago. However, phases where the Fed changes policy from one stance to another tend to make the market volatile. To be enticed by the early rates of a rising rate cycle could prove to be unfavorable. Inflation across all energy and commodity sectors is starting to infiltrate consumer product prices. GDP growth is more than 3 times the Fed Funds rate. The Fed is determined to regain control and it may take 200 basis points to keep the economy from overheating down the road. Our bias: stay patient.

We expect to begin to relax our cautious stance when we see the bond market's reaction to several Fed announcements. As the Fed raises rates, there could be a whole new supply of low coupon mortgage securities that will trade at attractive discounts. We believe a steep curve with the likely higher rates will provide stable income opportunities with Treasury and Government Agency issues. We also believe a reviving corporate economy could make corporate bonds safer in adding incremental income.(1) We are cautious, but we are sensing forthcoming opportunities in bonds that we intend to act upon. We look forward to the bond market and what it will offer.

Signed,

/s/Jonathan Rogers

Jonathan Rogers, CFA
Trustmark National Bank
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS.

(1) Portfolio composition is subject to change.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2004. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                       THE INTERMEDIATE FIXED INCOME FUND
                        PERFORMANCE (AS OF MAY 31, 2004)
[INTERMEDIATE TERM INCOME FUND PERFORMANCE LINE GRAPH]

                                                                 INSTITUTIONAL CLASS SHARES        MERRILL LYNCH GOV'T./CORP.2
                                                                 --------------------------        ---------------------------
Jun-94                                                                   1000000.00                         1000000.00
Nov-94                                                                    990546.00                          999510.00
1-May                                                                    1093120.00                         1115220.00
1-Nov                                                                    1149650.00                         1181410.00
1-May                                                                    1122200.00                         1161920.00
1-Nov                                                                    1196190.00                         1247050.00
1-May                                                                    1202990.00                         1252950.00
1-Nov                                                                    1278510.00                         1340170.00
1-May                                                                    1328510.00                         1397080.00
Nov-98                                                                   1400100.00                         1478450.00
May-99                                                                   1361270.00                         1454530.00
Nov-99                                                                   1356470.00                         1460390.00
May-00                                                                   1370910.00                         1483440.00
Nov-00                                                                   1476070.00                         1594750.00
1-May                                                                    1546220.00                         1673350.00
1-Nov                                                                    1640180.00                         1777210.00
2-May                                                                    1675210.00                         1803350.00
2-Nov                                                                    1753480.00                         1907130.00
3-May                                                                    1852990.00                         2062570.00
3-Nov                                                                    1824930.00                         2024870.00
4-May                                                                    1838650.00                         2033630.00

----------------------------------------------------------
                      CLASS A SHARES
               AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------
                         1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------
 Without Sales Charge     -1.03%      5.93%       6.00%
----------------------------------------------------------
 With Sales Charge*       -6.25%      4.79%       5.43%
----------------------------------------------------------

* Reflects the maximum sales charge of 5.25%.

                                                        ------------------------------------------------------------------
                                                                                  CLASS B SHARES
                                                                         AVERAGE ANNUAL TOTAL RETURNS(2)
                                                        ------------------------------------------------------------------
                                                                                  1 YEAR         5 YEAR        10 YEAR
                                                        ------------------------------------------------------------------
                                                         Without CDSC             -1.77%          5.16%          5.56%
                                                        ------------------------------------------------------------------
                                                         With CDSC**              -6.51%          4.83%          5.56%
                                                        ------------------------------------------------------------------

                                           ** Reflects the applicable contingent
                                              deferred sales charge (max.
                                              5.00%).

-----------------------------------------------------------
                INSTITUTIONAL CLASS SHARES
               AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------
      1 YEAR              5 YEAR              10 YEAR
-----------------------------------------------------------
       -0.77%              6.20%               6.28%
-----------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Merrill Lynch Government/Corporate Master Index (the "Index") is an unmanaged index, which is generally representative of the performance of corporate and U.S. Government bonds. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) Performance of the Class B shares, which commenced operations on 10/2/98 is based on the historical performance of the Class A shares prior to that date which do not reflect the higher distribution fees or the contingent deferred sales charge (CDSC) associated with Class B shares. Had the higher distribution fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.

    The total returns set forth reflects the waiver of a portion of the Fund's fees. Without the waiver of these fees, total returns for the period would have been lower.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE LARGE CAP EQUITY FUND

For the twelve months ended May 31, 2004, the Large Cap Equity Fund (the "Fund"), Institutional Class Shares returned 13.06%. This performance was lower than the return realized by the Standard & Poor's 500 Stock Index of 18.32%.(1) The underperformance can be traced to the fact that the Fund had little or no exposure to low quality companies, which were the top performing stocks in the index in 2003. The Fund has not historically invested in this type of company and does not anticipate doing so at this time.

As for sector performance, holdings in Information Technology, Industrials, and Consumer Discretionary added value for the year. Examples include: Motorola, Inc. (up 133.92%), Qualcomm (up 100.83%), Textron (up 60.55%), Illinois Tool Works (up 46.38%), Fortune Brands (up 45.99%), and McDonald's (up 43.09%). On the other hand, holdings in the Utilities sector underperformed, led by DTE Energy and The Southern Company, which actually declined over the period.

As of this writing, large-cap stocks have been in a healthy period of consolidation following the rally in 2003. The cyclical advance may have further to go despite many uncertainties such as the continued military presence in Iraq, interest rate volatility, presidential campaign politics, and volatile energy costs. The stocks of large companies have generally been out of favor the past few years when compared to small and mid cap stocks; however, there are a number of factors that could begin to reverse this trend. If the economy should slow or corporate profits moderate, market participants may well reward this sector in a "flight to safety".

     LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT MAY 31, 2004(2):

 1.  Exxon Mobil                       4.05%
 2.  Pfizer                            3.52%
 3.  Microsoft Corporation             3.42%
 4.  General Electric                  3.32%
 5.  Wal-Mart                          3.11%
 6.  Citigroup                         3.10%
 7.  Bank of America                   2.29%
 8.  Johnson & Johnson                 2.11%
 9.  America Int'l Group               2.05%
10.  IBM                               2.03%

Signed,

/s/ Douglas H. Ralston, CFA

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

/s/ Douglas P. Muenzenmay, CFA
Doug P. Muenzenmay, CFA
Portfolio Manager
Trustmark Investment Advisors, Inc.

---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS.

(1) The Standard & Poor's 500 Stock Index (the "Index") is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of May 31, 2004.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2004. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                           THE LARGE CAP EQUITY FUND
                        PERFORMANCE (AS OF MAY 31, 2004)
[LARGE CAP EQUITY FUND PERFORMANCE LINE GRAPH]

                                                                 INSTITUTIONAL CLASS SHARES                  S&P 5001
                                                                 --------------------------                  --------
Jun-94                                                                   1000000.00                         1000000.00
Nov-94                                                                    985833.00                         1008030.00
1-May                                                                    1153540.00                         1201590.00
1-Nov                                                                    1327250.00                         1380320.00
1-May                                                                    1484970.00                         1542970.00
1-Nov                                                                    1718620.00                         1764680.00
1-May                                                                    1916520.00                         1997210.00
1-Nov                                                                    2193250.00                         2267690.00
1-May                                                                    2539850.00                         2609460.00
Nov-98                                                                   2740650.00                         2804750.00
May-99                                                                   3003280.00                         3158290.00
Nov-99                                                                   3181810.00                         3390740.00
May-00                                                                   3164040.00                         3488920.00
Nov-00                                                                   2959740.00                         3247470.00
1-May                                                                    2783600.00                         3120920.00
1-Nov                                                                    2591660.00                         2850840.00
2-May                                                                    2406530.00                         2689120.00
2-Nov                                                                    2146360.00                         2380260.00
3-May                                                                    2176690.00                         2472210.00
3-Nov                                                                    2316360.00                         2739230.00
4-May                                                                    2460930.00                         2925140.00

----------------------------------------------------------
                      CLASS A SHARES
             AVERAGE ANNUAL TOTAL RETURNS(2)
----------------------------------------------------------
                         1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------
 Without Sales Charge     12.73%      -4.15%      9.15%
----------------------------------------------------------
 With Sales Charge*        6.80%      -5.17%      8.56%
----------------------------------------------------------

* Reflects the maximum sales charge of 5.25%.

                                                        ----------------------------------------------------------
                                                                              CLASS B SHARES
                                                                     AVERAGE ANNUAL TOTAL RETURNS(3)
                                                        ----------------------------------------------------------
                                                                                1 YEAR      5 YEAR      10 YEAR
                                                        ----------------------------------------------------------
                                                         Without CDSC            11.92%      -4.86%       8.70%
                                                        ----------------------------------------------------------
                                                         With CDSC**              6.92%      -5.13%       8.70%
                                                        ----------------------------------------------------------

                                           ** Reflects the applicable contingent
                                              deferred sales charge (max.
                                              5.00%).

-----------------------------------------------------------
                INSTITUTIONAL CLASS SHARES
               AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------
      1 YEAR              5 YEAR              10 YEAR
-----------------------------------------------------------
       13.06%              -3.90%              9.42%
-----------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor's 500 Stock Index (the "Index"), which represents the U.S. stock market as a whole. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(3) Performance of the Class B shares, which commenced operations on 10/2/98, is based on the historical performance of the Class A shares prior to that date which do not reflect the higher distribution fees or the contingent deferred sales charge (CDSC) associated with Class B shares. Had the higher distribution fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE MID CAP EQUITY FUND

For the twelve months ended May 31, 2004, the Mid Cap Equity Fund (the "Fund"), Institutional Class Shares returned 27.45% compared to the Standard & Poor's Mid Cap 400 Index(1), which returned 26.72%. The Mid Cap Index soared to all-time highs in March of 2004 and has been consolidating since that time.

The rally in mid cap stocks was broad based as exemplified by the fact that the top four performing stocks in the Fund came from four different sectors. Tyson Foods in Consumer Staples was up 117%, International Game Tech in Consumer Discretionary was up 80%, Commerce Bancorp led the Financials with a 63% return, and in Industrials, American Standard Companies turned in a 52% return. On the downside, holdings in the Utilities and Materials sectors underperformed the index.

Mid cap stocks have now outperformed their large cap brethren for four consecutive years. Following a pause to catch their breath, we expect that mid-sized companies will continue to offer satisfactory investment results.

     LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT MAY 31, 2004(2):

 1.  Midcap SPDR                       4.67%
 2.  Beckman Coulter                   4.09%
 3.  Electronic Arts                   3.32%
 4.  International Game Tech           2.57%
 5.  Apollo Group                      2.38%
 6.  Valero Energy                     2.24%
 7.  Symantec                          1.96%
 8.  Murphy Oil                        1.77%
 9.  Greenpoint Financial              1.76%
10.  Quest Diagnostics                 1.75%

Signed,

/s/ Douglas H. Ralston

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS.

(1) The Standard & Poor's 400 Stock Index (the "Index") is an unmanaged capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market where the market capitalization is approximately $700 million. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of May 31, 2004.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2004. The manager's views are subject to change at any time based on the market and other conditions

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                            THE MID CAP EQUITY FUND
                        PERFORMANCE (AS OF MAY 31, 2004)
[MID CAP EQUITY FUND PERFORMANCE LINE GRAPH]

                                                                 INSTITUTIONAL CLASS SHARES             S & P MIDCAP 4001
                                                                 --------------------------             -----------------
Jun-94                                                                   1000000.00                         1000000.00
Nov-94                                                                    992622.00                          995196.00
May-95                                                                   1173060.00                         1135120.00
Nov-95                                                                   1368160.00                         1318440.00
May-96                                                                   1560920.00                         1458210.00
Nov-96                                                                   1710650.00                         1565950.00
May-97                                                                   1913990.00                         1722980.00
Nov-97                                                                   2237540.00                         1995850.00
May-98                                                                   2433710.00                         2238250.00
Nov-98                                                                   2248720.00                         2203370.00
May-99                                                                   2407820.00                         2505180.00
Nov-99                                                                   2586510.00                         2674210.00
May-00                                                                   2613790.00                         3042700.00
Nov-00                                                                   2666770.00                         3092540.00
May-04                                                                   2747850.00                         3374960.00
Nov-04                                                                   2545150.00                         3146470.00
May-04                                                                   2781450.00                         3455690.00
Nov-04                                                                   2430920.00                         2950020.00
May-04                                                                   2598930.00                         3139900.00
Nov-04                                                                   3078060.00                         3772710.00
May-04                                                                   3312440.00                         3979240.00

----------------------------------------------------------
                      CLASS A SHARES
             AVERAGE ANNUAL TOTAL RETURNS(2)
----------------------------------------------------------
                         1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------
 Without Sales Charge     27.08%       6.32%      12.44%
----------------------------------------------------------
 With Sales Charge*       20.37%       5.18%      11.84%
----------------------------------------------------------

* Reflects the maximum sales charge of 5.25%.

                                                        ------------------------------------------------------------
                                                                               CLASS B SHARES
                                                                      AVERAGE ANNUAL TOTAL RETURNS(3)
                                                        ------------------------------------------------------------
                                                                                1 YEAR      5 YEAR       10 YEAR
                                                        ------------------------------------------------------------
                                                         Without CDSC            26.16%      5.48%        11.95%
                                                        ------------------------------------------------------------
                                                         With CDSC**             21.16%      5.22%        11.95%
                                                        ------------------------------------------------------------

                                           ** Reflects the applicable contingent
                                              deferred sales charge (max.
                                              5.00%).

-----------------------------------------------------------
                INSTITUTIONAL CLASS SHARES
               AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------
      1 YEAR              5 YEAR              10 YEAR
-----------------------------------------------------------
       27.45%              6.59%               12.72%
-----------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor's MidCap 400 Stock Index (the "Index"), which is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(3) Performance of the Class B shares, which commenced operations on 10/2/98 is based on the historical performance of the Class A shares prior to that date which do not reflect the higher distribution fees or the contingent deferred sales charge (CDSC) associated with the Class B shares. Had the higher distribution fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------

THE LEADERS EQUITY FUND

For the twelve months ended May 31, 2004, the Leaders Equity Fund(1) (the "Fund") Institutional Class Shares returned 21.32%(2) while the Russell 1000 Index returned 18.91%(3) and the Russell 1000 Growth Index returned 16.79%(4). The Fund's favorable performance can be attributed to the Fund's weighting in outperforming sectors during the year.

Consumer Discretionary and Health Care companies currently represent 54% of the Fund. In Consumer Discretionary, the Fund's performance was enhanced by Coach (up 77.53%) and Ebay (up 74.72%). Zimmer (up 90.26%) and Coventry Health Care (up 58.31%) led the way in Health Care.

The Fund continues to place emphasis on companies with strong earnings growth and earnings surprise, who are outperforming their peers in the market. This methodology has worked admirably in the recent market and economic environment. We continue to find attractive companies in Consumer Discretionary, Health Care, and Information Technology and are overweight in these sectors. On the other hand, the Fund currently does not have any exposure to Telecommunications Services, as these companies continue to underperform relative to their peers.

     LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT MAY 31, 2004(5):

 1.  Countrywide Credit                2.94%
 2.  Yahoo                             2.88%
 3.  Ebay                              2.85%
 4.  Boston Scientific Corp.           2.79%
 5.  Coventry Health Care              2.78%
 6.  Zebra Technologies                2.75%
 7.  Starbucks                         2.75%
 8.  Autodesk                          2.69%
 9.  Zimmer Holdings                   2.69%
10.  Career Education Corp.            2.66%

Signed,

/s/ Douglas H. Ralston, CFA

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

/s/ Douglas P. Muenzenmay, CFA
Doug P. Muenzenmay, CFA
Portfolio Manager
Trustmark Investment Advisors, Inc.

---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS.

(1) The Leaders Equity Fund commenced operations on September 1, 2000.

(2) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(3) The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization.

(4) The Russell 1000 Growth Index is an unmanaged index comprised of the securities in the Russell 1000 Index with a greater-than average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher growth rates.

    The performance of these indices does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(5) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of May 31, 2004.

As a non-diversified fund, the value of the shares may fluctuate more than shares invested in a broader range of industries and companies.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2004. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                            THE LEADERS EQUITY FUND
                        PERFORMANCE (AS OF MAY 31, 2004)
[THE LEADERS EQUITY FUND PERFORMANCE LINE GRAPH]

                                               INSTITUTIONAL CLASS SHARES         RUSSELL 1000           RUSSELL 1000 GROWTH TR
                                               --------------------------         ------------           ----------------------
Sep-00                                                 1000000.00                  1000000.00                  1000000.00
Nov-00                                                  844258.00                   855944.00                   735416.00
1-May                                                   789241.00                   823836.00                   625212.00
1-Nov                                                   669205.00                   750440.00                   567769.00
2-May                                                   728223.00                   713918.00                   494723.00
2-Nov                                                   568174.00                   629867.00                   439007.00
3-May                                                   619189.00                   658856.00                   455890.00
3-Nov                                                   713218.00                   736564.00                   512536.00
4-May                                                   751230.00                   783443.00                   538060.00

---------------------------------------------------------
                     CLASS A SHARES
              AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------
                        1 YEAR      5 YEAR     INCEPTION
---------------------------------------------------------
  Without Sales          21.34%       N/A        -7.55%
  Charge
---------------------------------------------------------
  With Sales Charge*     14.97%       N/A        -8.87%
---------------------------------------------------------

* Reflects the maximum sales charge of 5.25%.

                                                        ------------------------------------------------------------
                                                                               CLASS B SHARES
                                                                        AVERAGE ANNUAL TOTAL RETURNS
                                                        ------------------------------------------------------------
                                                                                1 YEAR      5 YEAR      INCEPTION
                                                        ------------------------------------------------------------
                                                         Without CDSC            20.10%       N/A         -8.30%
                                                        ------------------------------------------------------------
                                                         With CDSC**             15.10%       N/A         -9.04%
                                                        ------------------------------------------------------------

                                           ** Reflects the applicable contingent
                                              deferred sales charge (max.
                                              5.00%).

-----------------------------------------------------------
                INSTITUTIONAL CLASS SHARES
               AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------
      1 YEAR              5 YEAR             INCEPTION
-----------------------------------------------------------
       21.32%               N/A                -7.35%
-----------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 1000 Index (the "Index"). The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

(2) The charts above represent a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 1000 Growth TR (the "Index"). The Russell 1000 Growth TR is an unmanaged capitalization weighted index containing those securities in the underlying Russell 1000 Index with a greater than average growth orientation. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index, although they can invest in the underlying securities.

    The total returns set forth reflect a reduction of a portion of the Fund's fees. Without the reduction of these fees, total returns for the period would have been lower.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
PERFORMANCE ADVISOR LIFESTYLE SERIES

The Performance Advisor Lifestyle Series (PALS) continue to produce solid returns from the investment in the Performance Funds family. Each of the three funds, Conservative, Moderate and Growth outperformed their respective benchmarks for the nine months that these funds have been active thereby adding value across all asset classes.

The allocation of the PALS funds will fluctuate around the target strategic allocation to reflect Management's current asset allocation position. Each fund was able to realize excess returns during the period by allocating more money to the equity funds within each underlying fund. Specifically, outperformance came from heavier weighted positions in the Performance Large Cap, Performance Mid Cap, and Performance Leaders Funds relative to these targets.

As of May 31, 2004, the allocations for each fund were as follows:

                                                              CONSERVATIVE    MODERATE    GROWTH
ASSET                                                             FUND          FUND       FUND
-----                                                         ------------    --------    ------
Performance Money Market Fund                                       5%            3%         1%
Performance Short Term Fixed Income Fund                           35%           23%        19%
Performance Intermediate Term Fixed Income Fund                    25%           19%        10%
Performance Large Cap Equity Fund                                  25%           20%        25%
Performance Mid Cap Equity Fund                                    10%           25%        30%
Performance Leaders Equity Fund                                     0%           10%        15%

Stocks continued to outperform bonds in the recent fiscal quarter with the Mid Cap Fund and Leaders Fund leading the charge. The Money Market positions remain under-weighted as well as the fixed income weightings.

Results for the Performance Advisor Lifestyle Series are listed below:

                                                              CONSERVATIVE    MODERATE    GROWTH
TIME PERIOD                                                       FUND          FUND       FUND
-----------                                                   ------------    --------    ------
Inception                                                         4.27%         9.00%     11.10%

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                      PERFORMANCE ADVISOR LIFESTYLE SERIES
                        PERFORMANCE (AS OF MAY 31, 2004)
[PERFORMANCE ADVISOR LIFESTYLE SERIES LINE GRAPH]

                                                                        ADVISOR LIFESTYLE
                                ADVISOR LIFESTYLE   ADVISOR LIFESTYLE    CONSERVATIVE C       MERRILL LYNCH
                                 GROWTH C SHARES    MODERATE C SHARES        SHARES           GOV'T./CORP.           S&P 500
                                -----------------   -----------------   -----------------     -------------          -------
8/04/03                             10000.00            10000.00            10000.00            10000.00            10000.00
8/03                                10190.00            10150.00            10060.00            10059.50            10194.60
9/03                                10190.00            10180.00            10116.70            10370.70            10086.70
10/03                               10620.00            10520.00            10256.80            10240.00            10657.00
11/03                               10720.00            10610.00            10286.90            10267.10            10750.70
12/03                               10930.00            10750.00            10443.40            10371.80            11314.10
1/04                                11040.00            10860.00            10493.50            10463.80            11521.70
2/04                                11170.00            10970.00            10563.50            10583.70            11681.80
3/04                                11220.00            11030.00            10573.70            10685.60            11505.60
4/04                                11000.00            10830.00            10413.30            10363.40            11325.20
5/04                                11110.00            10900.00            10427.40            10311.50            11480.30

--------------------------------------------------------------
                         GROWTH FUND
                        CLASS C SHARES
                 AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------
       1 YEAR               5 YEAR             INCEPTION
--------------------------------------------------------------
         N/A                  N/A                11.10%
--------------------------------------------------------------

--------------------------------------------------------------
                        MODERATE FUND
                        CLASS C SHARES
                 AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------
       1 YEAR               5 YEAR             INCEPTION
--------------------------------------------------------------
         N/A                  N/A                 9.00%
--------------------------------------------------------------

--------------------------------------------------------------
                      CONSERVATIVE FUND
                        CLASS C SHARES
                 AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------
       1 YEAR               5 YEAR             INCEPTION
--------------------------------------------------------------
         N/A                  N/A                 4.27%
--------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor's 500 Stock Index (the "Index"), which represents the U.S. stock market as a whole. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

(2) The Merrill Lynch Government/Corporate Master Index (the "Index") is an unmanaged index, which is generally representative of the performance of corporate and U.S. Government bonds. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index, although they can invest in the underlying securities.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments
May 31, 2004

   PRINCIPAL
     AMOUNT          SECURITY DESCRIPTION        VALUE
   ---------         --------------------        -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 61.5%
FEDERAL HOME LOAN BANK -- 24.0%
  $25,000,000      0.98%, 6/4/04, Aaa/NR....  $ 24,997,958
   15,000,000      0.98%, 6/16/04, Aaa/NR...    14,993,875
   20,000,000      0.98%, 6/18/04, Aaa/NR...    19,990,744
   35,000,000      0.98%, 6/23/04, Aaa/NR...    34,979,070
   20,000,000      1.01%, 7/9/04, Aaa/NR....    19,978,678
                                              ------------
                                               114,940,325
                                              ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 8.9%
   20,000,000      0.99%, 6/15/04, Aaa/NR...    19,992,300
   17,500,000      1.04%, 7/15/04, Aaa/NR...    17,477,756
    5,000,000      1.88%, 1/15/05, Aaa/NR...     5,022,574
                                              ------------
                                                42,492,630
                                              ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 28.6%
   25,000,000      1.01%, 6/1/04, Aaa/NR....    25,000,001
   12,000,000      1.01%, 6/2/04, Aaa/NR....    11,999,663
   20,000,000      0.99%, 6/30/04, Aaa/NR...    19,984,050
   20,000,000      1.02%, 7/7/04, Aaa/NR....    19,979,700
   20,000,000      1.03%, 7/21/04, Aaa/NR...    19,971,528
   25,000,000      1.05%, 7/28/04, Aaa/NR...    24,958,635
    1,000,000      6.27%, 9/30/04, Aaa/NR...     1,016,364
   10,000,000      1.63%, 1/3/05, Aaa/NR....    10,000,000
    5,000,000      1.56%, 5/13/05, Aaa/NR...     5,000,000
                                              ------------
                                               137,909,941
                                              ------------
                TOTAL U.S. GOVERNMENT AGENCY   295,342,896
OBLIGATIONS      ...........................
                                              ------------
COMMERCIAL PAPER -- 22.7%
BEVERAGES -- 4.2%
    5,000,000      Coca-Cola Company, 0.99%,
                     6/11/04, P1/A1.........     4,998,625
   15,000,000      Coca-Cola Company, 1.03%,
                     7/19/04, P1/A1.........    14,979,400
                                              ------------
                                                19,978,025
                                              ------------
FINANCIAL SERVICES -- 15.4%
    6,000,000      General Electric Capital
                     Corporation, 1.03%,
                     6/9/04, P1/A1+.........     5,998,627
   15,000,000      General Electric Capital
                     Corporation, 1.03%,
                     6/17/04, P1/A1+........    14,993,133

   PRINCIPAL
     AMOUNT          SECURITY DESCRIPTION        VALUE
   ---------         --------------------        -----
COMMERCIAL PAPER (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
  $20,000,000      Merrill Lynch & Company,
                     1.02%, 6/10/04,
                     P1/A1..................  $ 19,994,900
   12,965,000      Toyota Motor Credit
                     Corporation, 1.01%,
                     6/24/04, P-1/A-1+......    12,956,634
   20,000,000      Wells Fargo & Company,
                     0.99%, 6/21/04,
                     P1/A1..................    19,989,000
                                              ------------
                                                73,932,294
                                              ------------
UTILITIES -- 3.1%
   10,000,000      National Rural Utilities,
                     1.03%, 6/7/04,
                     P-1/A-1................     9,998,283
    5,000,000      National Rural Utilities,
                     1.03%, 6/18/04,
                     P-1/A-1................     4,997,568
                                              ------------
                                                14,995,851
                                              ------------
      TOTAL COMMERCIAL PAPER             ...   108,906,170
                                              ------------
CORPORATE BONDS -- 3.5%
BEVERAGES -- 0.5%
    2,300,000      Pepsico, Inc., 4.50%,
                     09/15/04, A1/A.........     2,321,379
                                              ------------
ENERGY -- 1.1%
    5,000,000      Chevron Corp., 6.63%,
                     10/1/04, Aa2/Aa........     5,088,919
                                              ------------
HEALTH CARE -- 1.3%
    6,400,000      Abbott Laboratories,
                     5.13%, 7/1/04, P1/A+...     6,421,121
                                              ------------
RETAIL -- 0.6%
    3,000,000      McDonald's Corporation,
                     4.15%, 2/15/05,
                     AA3/A+.................     3,058,867
                                              ------------
      TOTAL CORPORATE BONDS              ...    16,890,286
                                              ------------
MUNICIPAL BONDS -- 1.4%
MISSISSIPPI -- 1.4%
    6,580,000      Mississippi Business
                     Finance Corporation,
                     1.13%, 4/1/21,
                     NR/AA-*................     6,580,000
                                              ------------
      TOTAL MUNICIPAL BONDS              ...     6,580,000
                                              ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
May 31, 2004

   PRINCIPAL
     AMOUNT          SECURITY DESCRIPTION        VALUE
   ---------         --------------------        -----
CERTIFICATES OF DEPOSIT -- 4.2%
FINANCIAL SERVICES -- 4.2%
  $10,000,000      First Tennessee Bank,
                     1.04%, 6/21/04,
                     P1/A1..................  $ 10,000,000
   10,000,000      First Tennessee Bank,
                     1.04%, 6/25/04,
                     P1/A1..................    10,000,000
                                              ------------
      TOTAL CERTIFICATES OF DEPOSIT      ...    20,000,000
                                              ------------

   PRINCIPAL
     AMOUNT          SECURITY DESCRIPTION        VALUE
   ---------         --------------------        -----
REPURCHASE AGREEMENTS -- 6.7%
  $32,127,127      Bank of America
                     Securities, 0.99%,
                     6/1/04, with a maturity
                     value of $32,130,661
                     (collateralized at 102%
                     by Federal National
                     Mortgage Association
                     discount notes with a
                     maturity date of
                     8/25/04 and value of
                     $32,771,390)...........  $ 32,127,127
                                              ------------
      TOTAL REPURCHASE AGREEMENTS        ...    32,127,127
                                              ------------
                                 TOTAL (Cost  $479,846,479
$479,846,479)(a) -- 100.0%       ...........
                                              ============

---------------

Percentages indicated are based on net assets of $479,836,119.

(a) Cost for federal income tax and financial reporting purposes is the same.

N/R -- Not Rated by Standard & Poor's.

* Variable Rate Note.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
May 31, 2004


   PRINCIPAL
     AMOUNT           SECURITY DESCRIPTION        VALUE
     ------           --------------------        -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 95.6%
FEDERAL FARM CREDIT BANK -- 4.4%
  $ 4,000,000      2.50%, 3/15/06............  $ 3,985,000
                                               -----------
FEDERAL HOME LOAN BANK -- 22.5%
    5,000,000      3.63%, 10/15/04...........    5,043,750
    5,000,000      3.88%, 12/15/04...........    5,062,705
    5,000,000      4.00%, 2/15/05............    5,081,250
    5,000,000      3.25%, 8/15/05............    5,061,515
                                               -----------
                                                20,249,220
                                               -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 15.5%
    3,000,000      3.25%, 11/15/04...........    3,025,308
    3,500,000      6.88%, 1/15/05............    3,614,216
    1,500,000      2.00%, 7/7/06.............    1,473,852
    3,000,000      2.30%, 7/24/07............    2,891,250
    3,000,000      4.00%, 1/14/09............    2,941,548
                                               -----------
                                                13,946,174
                                               -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 10.6%
    3,000,000      6.50%, 8/15/04............    3,033,477
    2,000,000      5.75%, 6/15/05............    2,077,518
    3,000,000      2.13%, 4/15/06............    2,966,640
    1,431,000      3.50%, 3/25/09............    1,445,782
                                               -----------
                                                 9,523,417
                                               -----------
U.S. GOVERNMENT AGENCY MORTGAGES -- 42.6%
    3,500,000      Federal Home Loan Mortgage
                     Corporation
                     5.00%, 9/15/12, Series
                     2702WA..................    3,598,105
    4,237,377      Federal Home Loan Mortgage
                     Corporation
                     3.50%, 3/15/14, Series
                     2693QM..................    4,276,445
    3,000,000      Federal Home Loan Mortgage
                     Corporation
                     4.50%, 12/15/17, Series
                     2690TB..................    3,063,630
    4,794,493      Federal National Mortgage
                     Association
                     4.50%, 3/25/21, Series
                     2003-26.................    4,879,554

     SHARES
       OR
   PRINCIPAL
     AMOUNT           SECURITY DESCRIPTION        VALUE
   ---------          --------------------        -----
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
U.S. GOVERNMENT AGENCY MORTGAGES (CONTINUED)
  $ 5,000,000      Federal Home Loan Mortgage
                     Corporation
                     4.00%, 5/15/22, Series
                     2693JC..................  $ 5,059,599
    5,000,000      Federal Home Loan Mortgage
                     Corporation
                     3.50%, 9/15/22, Series
                     2715QB..................    4,989,000
    3,552,743      Government National
                     Mortgage Association
                     3.75%, 12/20/23, Series
                     2003-66 HG..............    3,586,884
    5,000,000      Government National
                     Mortgage Association
                     4.00%, 7/20/26, Series
                     2003-41 PA..............    5,058,400
    4,000,000      Government National
                     Mortgage Association
                     3.25%, 6/16/27, Series
                     2004-26 HD..............    3,932,310
                                               -----------
                                                38,443,927
                                               -----------
                 TOTAL U.S. GOVERNMENT AGENCY   86,147,738
OBLIGATIONS       ...........................
                                               -----------
U.S. TREASURY OBLIGATIONS -- 1.1%
U.S. TREASURY NOTES -- 1.1%
    1,000,000      2.00%, 11/30/04...........    1,003,047
                                               -----------
      TOTAL U.S. TREASURY OBLIGATIONS     ...    1,003,047
                                               -----------
CORPORATE BONDS -- 1.7%
HEALTH CARE -- 1.1%
    1,000,000      Abbott Laboratories,
                     5.13%, 7/1/04,..........    1,003,135
                                               -----------
UTILITIES -- ELECTRIC -- 0.6%
      500,000      Texas Utilities Senior
                     Note, 6.38%, 10/1/04....      508,040
                                               -----------
      TOTAL CORPORATE BONDS               ...    1,511,175
                                               -----------
INVESTMENT COMPANIES -- 1.1%
    1,004,112      Performance Money Market
                     Fund(b).................    1,004,112
                                               -----------
      TOTAL INVESTMENT COMPANIES          ...    1,004,112
                                               -----------
      TOTAL (Cost $89,893,251)(a) -- 99.5%...  $89,666,072
                                               ===========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 2004

---------------

Percentages indicated are based on net assets of $90,082,865.

(a) Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $ 491,508
          Unrealized depreciation.....................................   (718,687)
                                                                        ---------
          Net unrealized depreciation.................................  $(227,179)
                                                                        =========

(b) Affiliated security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM INCOME FUND
Schedule of Portfolio Investments
May 31, 2004

   PRINCIPAL
     AMOUNT           SECURITY DESCRIPTION        VALUE
   ---------          --------------------        -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 60.7%
FEDERAL AGRICULTURAL MORTGAGE CORPORATION -- 1.4%
  $ 1,000,000      5.93%, 6/4/08.............  $ 1,073,050
                                               -----------
FEDERAL FARM CREDIT BANK -- 2.8%
    2,000,000      5.88%, 7/28/08............    2,142,500
                                               -----------
FEDERAL HOME LOAN BANK -- 4.9%
      600,000      0.99%, 6/23/04............      599,644
    2,000,000      7.13%, 2/15/05............    2,075,830
    1,000,000      6.38%, 8/15/06............    1,071,090
                                               -----------
                                                 3,746,564
                                               -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 18.3%
    2,000,000      6.63%, 9/15/09............    2,212,032
    1,000,000      5.63%, 3/15/11............    1,048,729
    3,000,000      4.50%, 11/15/13, Series
                     2770 UH.................    3,017,700
    2,000,000      4.50%, 2/15/15, Series
                     2658 PD.................    1,971,360
    3,000,000      4.00%, 5/15/15, Series
                     2617 UM.................    2,901,000
    3,000,000      4.50%, 7/15/15, Series
                     2633 PC.................    2,951,940
                                               -----------
                                                14,102,761
                                               -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 10.5%
    3,000,000      4.50%, 5/25/15, Series
                     2003-54 TC..............    2,956,251
      318,778      7.00%, 4/1/20, Pool
                     #253299.................      336,840
      233,864      7.50%, 9/1/29, Pool
                     #252717.................      250,218
    1,625,733      4.00%, 12/25/29, Series
                     2003-27 EC..............    1,574,936
    3,000,000      5.00%, 8/25/30, Series
                     2003-54 PE..............    2,950,795
                                               -----------
                                                 8,069,040
                                               -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 12.3%
        5,891      9.00%, 3/15/20, Pool
                     #271741.................        6,619
    2,769,755      4.00%, 4/16/28, Series
                     2003-34 PH..............    2,741,836
      643,611      7.00%, 10/15/29, Pool
                     #510559.................      681,397
      283,367      7.50%, 10/15/29, Pool
                     #510534.................      304,413
      745,103      8.00%, 2/15/30, Pool
                     #529127.................      812,356

   PRINCIPAL
     AMOUNT           SECURITY DESCRIPTION        VALUE
   ---------          --------------------        -----
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
  $ 3,000,000      5.50%, 4/20/30, Series
                     2003-86 QD..............  $ 3,010,320
    2,000,000      5.50%, 3/20/34, Series
                     2004-27 QD..............    1,953,440
                                               -----------
                                                 9,510,381
                                               -----------
TENNESSEE VALLEY AUTHORITY -- 10.5%
    2,000,000      6.38%, 6/15/05............    2,087,500
    2,000,000      7.14%, 5/23/12............    2,292,500
    3,500,000      6.00%, 3/15/13............    3,719,191
                                               -----------
                                                 8,099,191
                                               -----------
                 TOTAL U.S. GOVERNMENT AGENCY   46,743,487
OBLIGATIONS       ...........................
                                               -----------
U.S. TREASURY OBLIGATIONS -- 9.2%
U.S. TREASURY INFLATION PROTECTED BONDS -- 9.2%
    3,171,637      3.50%, 1/15/11............    3,540,562
    3,166,170      3.38%, 1/15/12............    3,527,905
                                               -----------
      TOTAL U.S. TREASURY OBLIGATIONS     ...    7,068,467
                                               -----------
CORPORATE BONDS -- 28.7%
AEROSPACE/DEFENSE -- 1.4%
      250,000      Raytheon Company, 7.38%,
                     7/15/25.................      255,313
      250,000      Rockwell International
                     Corporation, 6.63%,
                     6/1/05..................      259,558
      500,000      Rockwell International
                     Corporation, 6.15%,
                     1/15/08.................      536,250
                                               -----------
                                                 1,051,121
                                               -----------
AUTOMOTIVE -- 1.4%
    1,000,000      General Motors
                     Corporation, 7.10%,
                     3/15/06.................    1,047,500
                                               -----------
BEVERAGES -- 1.5%
    1,000,000      Coca-Cola Enterprises,
                     7.13%, 9/30/09..........    1,127,500
                                               -----------
CHEMICALS -- 1.0%
      500,000      Air Products & Chemicals,
                     Inc., 7.38%, 5/1/05.....      522,500
      250,000      Air Products & Chemicals,
                     Inc., 6.24%, 1/13/10....      270,625
                                               -----------
                                                   793,125
                                               -----------
CONSUMER NON-DURABLE -- 0.4%
      250,000      Kimberly-Clark
                     Corporation, 6.88%,
                     2/15/14.................      283,125
                                               -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 2004


   PRINCIPAL
     AMOUNT           SECURITY DESCRIPTION        VALUE
     ------           --------------------        -----
CORPORATE BONDS (CONTINUED)
ELECTRIC & ELECTRONIC EQUIPMENT -- 1.5%
  $ 1,000,000      Emerson Electric, 7.13%,
                     8/15/10.................  $ 1,128,750
                                               -----------
FINANCIAL SERVICES -- 9.9%
      500,000      American General
                     Corporation, 6.75%,
                     6/15/05.................      523,125
      500,000      Bankers Trust Corporation,
                     7.50%, 11/15/15.........      570,625
    1,000,000      Bear Stearns Company,
                     Inc., 7.63%, 2/1/05.....    1,038,178
      250,000      Chase Manhattan
                     Corporation, 6.50%,
                     1/15/09.................      270,313
      500,000      CNA Financial Corporation,
                     6.60%, 12/15/08.........      523,104
      250,000      First Bank, 6.88%,
                     4/1/06..................      268,125
    1,000,000      Ford Motor Credit
                     Corporation, 7.75%,
                     2/15/07.................    1,079,699
      650,000      General Electric Capital
                     Corporation, 6.90%,
                     9/15/15.................      716,625
      500,000      Household Finance
                     Corporation, 6.88%,
                     3/1/07..................      542,814
      500,000      ITT Hartford Corporation,
                     7.30%, 11/1/15..........      567,500
      500,000      John Deere Capital
                     Corporation, 6.00%,
                     2/15/09.................      535,717
      500,000      NationsBank, 6.38%,
                     5/15/05.................      520,000
      500,000      Texaco Capital, Inc.,
                     5.70%, 12/1/08..........      519,375
                                               -----------
                                                 7,675,200
                                               -----------
FOOD PRODUCTS & SERVICES -- 2.7%
    1,000,000      Campbell Soup Company,
                     6.75%, 2/15/11..........    1,106,250
    1,000,000      Heinz (H.J.) Company,
                     6.00%, 3/15/08..........    1,071,491
                                               -----------
                                                 2,177,741
                                               -----------
OFFICE EQUIPMENT & SERVICES -- 1.3%
    1,000,000      Pitney Bowes, Inc., 5.95%,
                     2/1/05..................    1,023,078
                                               -----------

     SHARES
       OR
   PRINCIPAL
     AMOUNT           SECURITY DESCRIPTION        VALUE
   ---------          --------------------        -----
CORPORATE BONDS (CONTINUED)
RAILROADS -- 2.1%
  $   500,000      Norfolk Southern Railway
                     Corporation, 7.00%,
                     6/15/05.................  $   523,750
    1,000,000      Union Tank Car Company,
                     6.79%, 5/1/10...........    1,108,750
                                               -----------
                                                 1,632,500
                                               -----------
RETAIL -- 0.7%
      500,000      Sears Roebuck Acceptance
                     Corporation, 6.70%,
                     11/15/06................      535,625
                                               -----------
TELECOMMUNICATIONS -- 2.4%
      500,000      AT&T Corporation, 6.00%,
                     3/15/09.................      499,946
      250,000      Motorola, Inc., 6.50%,
                     3/1/08..................      264,688
      250,000      SBC Communications Capital
                     Corporation, 7.20%,
                     10/15/26................      261,875
      500,000      SBC Communications, Inc.,
                     7.00%, 8/15/05..........      526,874
      240,000      SBC Communications, Inc.,
                     7.13%, 8/1/07...........      263,400
                                               -----------
                                                 1,816,783
                                               -----------
UTILITIES -- 2.4%
      250,000      Consolidated Edison
                     Company of New York,
                     Inc., 6.63%, 7/1/05.....      261,250
      250,000      Northern States Power
                     Company, 7.13%,
                     7/1/25..................      278,750
      250,000      Scottish Power PLC, 6.63%,
                     6/1/07..................      269,688
    1,000,000      South Carolina Electric
                     and Gas, 7.50%,
                     6/15/05.................    1,053,750
                                               -----------
                                                 1,863,438
                                               -----------
      TOTAL CORPORATE BONDS               ...   22,155,486
                                               -----------
INVESTMENT COMPANIES -- 0.8%
      603,466      Performance Money Market
                     Fund(b).................      603,466
                                               -----------
      TOTAL INVESTMENT COMPANIES          ...      603,466
                                               -----------
      TOTAL (Cost $73,574,470)(a) -- 99.4%...  $76,570,906
                                               ===========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 2004

---------------

Percentages indicated are based on net assets of $77,065,344.

(a) Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $3,690,031
          Unrealized depreciation.....................................    (693,595)
                                                                        ----------
          Net unrealized appreciation.................................  $2,996,436
                                                                        ==========

(b) Affiliated security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments
May 31, 2004

  SHARES          SECURITY DESCRIPTION          VALUE
  ------          --------------------          -----
COMMON STOCKS -- 98.1%
AEROSPACE/DEFENSE -- 0.7%
      7,200   Northrop Grumman
                Corporation................  $    742,536
                                             ------------
AUTOMOTIVE -- 0.7%
     11,500   Eaton Corporation............       671,025
                                             ------------
BEVERAGES -- 6.2%
     35,000   Anheuser Busch Companies,
                Inc. ......................     1,864,450
     35,800   Coca-Cola Company............     1,838,330
     26,000   Coca-Cola Enterprises,
                Inc. ......................       716,300
     33,000   PepsiCo, Inc. ...............     1,761,210
                                             ------------
                                                6,180,290
                                             ------------
BUSINESS EQUIPMENT & SERVICES -- 1.5%
     18,500   Ryder System, Inc. ..........       687,275
     18,000   Waters Corporation(b)........       829,440
                                             ------------
                                                1,516,715
                                             ------------
CAPITAL GOODS -- 1.6%
     13,000   Black & Decker Corporation...       779,090
     20,000   Sherwin-Williams Company.....       786,000
                                             ------------
                                                1,565,090
                                             ------------
COMMERCIAL SERVICES -- 1.5%
     24,000   AutoDesk, Inc. ..............       860,640
     29,000   Cendant Corporation..........       665,260
                                             ------------
                                                1,525,900
                                             ------------
COMPUTER SOFTWARE -- 4.9%
     69,000   Cisco Systems, Inc.(b).......     1,528,350
    130,000   Microsoft Corporation........     3,425,500
                                             ------------
                                                4,953,850
                                             ------------
COMPUTERS -- 6.2%
     49,000   Dell, Inc.(b)................     1,723,820
     14,000   Electronic Arts, Inc.(b).....       711,620
     60,800   Intel Corporation............     1,735,840
     23,000   International Business
                Machines Corporation.......     2,037,570
                                             ------------
                                                6,208,850
                                             ------------
CONSTRUCTION -- 1.3%
     14,500   Centex Corporation...........       703,105
     12,000   Pulte Corporation............       633,000
                                             ------------
                                                1,336,105
                                             ------------
CONSUMER DURABLE -- 1.4%
     16,000   Danaher Corporation..........       752,480
     10,000   Deere & Company..............       657,000
                                             ------------
                                                1,409,480
                                             ------------

  SHARES          SECURITY DESCRIPTION          VALUE
  ------          --------------------          -----
COMMON STOCKS (CONTINUED)
CONSUMER GOODS & SERVICES -- 9.9%
     41,000   Archer-Daniels-Midland
                Company....................  $    681,830
     11,000   Ball Corporation.............       751,410
     18,000   Brunswick Corporation........       729,000
     19,700   Gillette Company.............       848,873
      8,000   Hershey Foods Corporation....       709,840
     16,000   International Game
                Technologies...............       628,800
     23,000   Kimberly-Clark Corporation...     1,515,700
      9,000   McGraw-Hill Companies,
                Inc. ......................       701,280
      9,500   Nike, Inc., Class B..........       675,925
     12,500   Procter & Gamble Company.....     1,347,750
     21,500   Wrigley (WM.) Jr. Company....     1,350,200
                                             ------------
                                                9,940,608
                                             ------------
DIVERSIFIED -- 7.5%
     34,000   Alcoa, Inc. .................     1,064,200
     22,000   Crane Company................       664,180
    107,000   General Electric Company.....     3,329,840
      7,720   Illinois Tool Works, Inc. ...       693,874
      9,500   ITT Industries, Inc. ........       765,225
     18,600   Textron, Inc. ...............     1,016,490
                                             ------------
                                                7,533,809
                                             ------------
ENERGY -- 6.6%
     20,000   ChevronTexaco Corporation....     1,808,000
     10,000   Conocophillips...............       733,300
     94,000   Exxon Mobil Corporation......     4,065,500
                                             ------------
                                                6,606,800
                                             ------------
ENTERTAINMENT -- 0.7%
     13,000   Harrah's Entertainment,
                Inc. ......................       668,200
                                             ------------
FINANCIAL SERVICES -- 16.9%
     29,000   American Express Company.....     1,470,300
     27,579   Bank of America
                Corporation................     2,292,642
     15,000   Bank of New York Company,
                Inc. ......................       451,050
      9,500   Capital One Financial
                Corporation................       665,570
     67,000   Citigroup, Inc. .............     3,110,810
     10,500   Countrywide Credit
                Industries, Inc. ..........       677,250
     14,000   Federal National Mortgage
                Association................       947,800
      6,000   Golden West Financial
                Corporation................       652,620
     27,900   J.P. Morgan Chase &
                Company....................     1,027,836
     13,000   Jefferson-Pilot
                Corporation................       667,290
     19,000   Merrill Lynch & Company......     1,079,200
     10,000   Moody's Corporation..........       653,900
     15,000   Morgan Stanley Dean Witter &
                Company....................       802,650
      8,000   Progressive Corporation......       686,160

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2004

  SHARES          SECURITY DESCRIPTION          VALUE
  ------          --------------------          -----
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
     29,896   Wells Fargo & Company........  $  1,757,885
                                             ------------
                                               16,942,963
                                             ------------
HEALTH CARE -- 14.5%
     15,000   Abbott Laboratories..........       618,150
      8,500   Aetna Inc. ..................       690,200
      8,000   Anthem, Inc.(b)..............       708,240
     17,500   Baxter International,
                Inc. ......................       550,200
     14,000   Becton, Dickinson &
                Company....................       704,480
      7,500   C.R. Bard, Inc. .............       841,275
      7,000   Cardinal Health, Inc. .......       473,970
     14,000   Eli Lilly & Company..........     1,031,380
     13,000   Forest Laboratories,
                Inc.(b)....................       824,070
      1,500   Hospira Inc.(b)..............        38,460
     38,000   Johnson & Johnson, Inc. .....     2,116,980
     21,000   Merck & Company, Inc. .......       993,300
    100,000   Pfizer, Inc. ................     3,534,000
      8,500   Quest Diagnostics, Inc. .....       732,275
     11,000   UnitedHealth Group Inc. .....       717,750
                                             ------------
                                               14,574,730
                                             ------------
INSURANCE -- 3.6%
     20,300   Allstate Corporation.........       892,794
     28,000   American International Group,
                Inc. ......................     2,052,400
     15,000   Safeco Corporation...........       629,250
                                             ------------
                                                3,574,444
                                             ------------
RETAIL -- 5.2%
     13,000   McDonald's Corporation.......       343,200
     56,000   Wal-Mart Stores, Inc. .......     3,120,880
     30,500   Walgreen Company.............     1,067,805
     18,000   YUM! Brands(b)...............       675,000
                                             ------------
                                                5,206,885
                                             ------------

  SHARES          SECURITY DESCRIPTION          VALUE
  ------          --------------------          -----
COMMON STOCKS (CONTINUED)
SHELTER -- 0.6%
      9,500   KB Home......................  $    625,860
                                             ------------
TECHNOLOGY -- 0.9%
     13,000   QUALCOMM, Inc. ..............       871,910
                                             ------------
TELECOMMUNICATIONS -- 1.1%
     42,800   Motorola, Inc. ..............       846,156
     16,000   Sprint Corporation...........       284,160
                                             ------------
                                                1,130,316
                                             ------------
TOBACCO -- 0.8%
     10,000   Fortune Brands, Inc. ........       753,000
                                             ------------
TRANSPORTATION & SHIPPING -- 0.4%
      5,000   FedEx Corporation............       367,900
                                             ------------
UTILITIES -- 3.4%
     17,000   Constellation Energy Group...       650,080
     25,000   DTE Energy Company...........     1,005,250
     17,000   Entergy Corporation..........       928,370
     30,000   Southern Company.............       867,600
                                             ------------
                                                3,451,300
                                             ------------
      TOTAL COMMON STOCKS               ...    98,358,566
                                             ------------
INVESTMENT COMPANIES -- 1.9%
  1,937,436   Performance Money Market
                Fund(c)....................     1,937,436
                                             ------------
      TOTAL INVESTMENT COMPANIES        ...     1,937,436
                                             ------------
                                TOTAL (Cost  $100,296,002
$67,307,383)(a) -- 100.0%        ..........
                                             ============

---------------

Percentages indicated are based on net assets of $100,296,017.

(a) Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $34,497,194
          Unrealized depreciation.....................................   (1,508,575)
                                                                        -----------
          Net unrealized appreciation.................................  $32,988,619
                                                                        ===========

(b) Non-income producing security.

(c) Affiliated security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments
May 31, 2004

  SHARES          SECURITY DESCRIPTION           VALUE
  ------          --------------------           -----
COMMON STOCKS -- 89.9%
AUTOMOTIVE -- 1.6%
    10,000   Borg Warner Automotive,
               Inc. ........................  $   414,400
    14,000   Lear Corporation...............      829,220
     5,000   Superior Industries
               International, Inc. .........      163,250
                                              -----------
                                                1,406,870
                                              -----------
BUILDING MATERIALS -- 0.3%
    18,000   RPM, Inc. .....................      264,780
                                              -----------
BUSINESS EQUIPMENT & SERVICES -- 4.0%
    22,500   Apollo Group, Inc.(b)..........    2,110,500
    14,666   ChoicePoint, Inc.(b)...........      634,305
     8,000   Manpower, Inc. ................      382,000
     9,000   Omnicare Inc. .................      387,000
                                              -----------
                                                3,513,805
                                              -----------
CAPITAL GOODS -- 1.9%
    13,000   Fastenal Company...............      672,880
     6,000   Harman International
               Industries, Inc. ............      480,840
    12,000   Weatherford International,
               Inc.(b)......................      498,120
                                              -----------
                                                1,651,840
                                              -----------
CHEMICALS -- 0.3%
    13,000   Airgas, Inc. ..................      283,140
                                              -----------
COMPUTERS -- 6.7%
    12,000   DST Systems, Inc.(b)...........      576,480
    58,000   Electronic Arts, Inc.(b).......    2,948,140
    38,000   Symantec Corporation(b)........    1,740,400
    24,000   Synopsys, Inc.(b)..............      710,400
                                              -----------
                                                5,975,420
                                              -----------
CONSUMER GOODS & SERVICES -- 11.5%
    21,000   American Standard
               Companies(b).................      787,920
     6,000   Banta Corporation..............      261,840
     9,000   Career Education
               Corporation(b)...............      611,730
     6,000   Carlisle Companies, Inc. ......      352,140
     8,000   Church & Dwight, Inc. .........      363,200
    27,000   Dean Foods Company(b)..........      953,100
     6,000   Dun & Bradstreet
               Corporation(b)...............      331,980
    10,000   Gtech Holdings Corporation.....      562,700
    19,500   Harte Hanks, Inc. .............      450,645
    58,000   International Game
               Technologies.................    2,279,400
    12,000   Mandalay Resort Group..........      658,200
     9,000   Mohawk Industries, Inc.(b).....      668,160
    16,000   Republic Services, Inc. .......      461,600
     1,500   Washington Post Company........    1,426,125
                                              -----------
                                               10,168,740
                                              -----------

  SHARES          SECURITY DESCRIPTION           VALUE
  ------          --------------------           -----
COMMON STOCKS (CONTINUED)
EDUCATIONAL SERVICES -- 0.4%
    14,000   DeVry, Inc.(b).................  $   378,840
                                              -----------
ELECTRONICS -- 1.1%
    30,000   Microchip Technology, Inc. ....      951,300
                                              -----------
ENERGY -- 6.7%
    29,000   ENSCO International, Inc. .....      772,560
    24,000   Murphy Oil Corporation.........    1,566,240
    17,000   Questar Corporation............      623,050
    10,000   Smith International, Inc.(b)...      499,300
    30,000   Valero Energy Corporation......    1,983,300
    21,000   XTO Energy, Inc. ..............      530,250
                                              -----------
                                                5,974,700
                                              -----------
ENTERTAINMENT -- 0.5%
    31,000   Caesars Entertainment
               Inc.(b)......................      426,870
                                              -----------
FINANCIAL SERVICES -- 14.5%
    19,800   Associated Bancorp.............      579,150
    26,000   Astoria Financial
               Corporation..................      995,020
    32,000   Banknorth Group, Inc. .........    1,054,080
     9,000   City National Corporation......      581,130
    13,000   Commerce Bancorp...............      799,500
    22,000   Compass Bancshares, Inc. ......      925,100
    11,000   Eaton Vance Corporation........      405,900
    38,500   Edwards(A.G.), Inc. ...........    1,439,900
    14,000   Fidelity National Financial....      526,260
    11,000   Greater Bay Bancorp............      315,810
    39,000   GreenPoint Financial
               Corporation..................    1,563,900
    11,000   Legg Mason, Inc. ..............      964,810
    16,000   National Commerce Financial
               Company......................      520,640
    16,000   Radian Group, Inc. ............      736,000
    51,000   Sovereign Bancorp..............    1,109,250
     7,000   West America Bancorporation....      345,660
                                              -----------
                                               12,862,110
                                              -----------
FOOD -- 1.6%
    26,000   Hormel Foods Corporation.......      812,500
    30,000   Tyson Foods, Inc., Class A.....      615,600
                                              -----------
                                                1,428,100
                                              -----------
HEALTH CARE -- 17.0%
    14,000   Apria Healthcare Group,
               Inc.(b)......................      393,120
     9,000   Barr Laboratories, Inc.(b).....      392,580
    60,000   Beckman Coulter, Inc. .........    3,629,999
     8,000   Coventry Health Care,
               Inc.(b)......................      368,640
    15,000   Dentsply International.........      741,150

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2004


  SHARES          SECURITY DESCRIPTION           VALUE
  ------          --------------------           -----
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
    23,000   Gilead Sciences, Inc.(b).......  $ 1,505,580
    14,000   Health Net, Inc.(b)............      329,000
     9,000   Henry Schein, Inc.(b)..........      604,440
    12,000   Hillenbrand Industry, Inc. ....      706,800
    20,000   Ivax Corporation(b)............      487,000
    10,000   Lincare Holdings, Inc.(b)......      336,100
    29,250   Mylan Laboratories, Inc. ......      652,568
    19,000   Oxford Health Plans, Inc. .....    1,078,630
    12,000   Patterson Dental Company(b)....      911,040
    18,000   Quest Diagnostics, Inc. .......    1,550,700
     8,000   Sepracor, Inc.(b)..............      355,920
    11,000   Varian Medical Systems,
               Inc.(b)......................      911,900
                                              -----------
                                               14,955,167
                                              -----------
INSURANCE -- 3.3%
    12,000   Everest Re Group Limited.......      982,200
    45,000   Old Republic International
               Corporation..................    1,024,200
    22,000   The PMI Group, Inc. ...........      949,740
                                              -----------
                                                2,956,140
                                              -----------
RAW MATERIALS -- 0.5%
    10,000   Valspar Corporation............      476,800
                                              -----------
RESIDENTIAL BUILDING CONSTRUCTION -- 1.4%
    28,000   Lennar Corporation.............    1,285,200
                                              -----------
RESTAURANTS -- 1.7%
     5,000   Bob Evans Farms................      128,450
    25,000   Brinker International,
               Inc.(b)......................      924,000
    15,000   CBRL Group, Inc. ..............      483,750
                                              -----------
                                                1,536,200
                                              -----------
RETAIL -- 5.9%
    12,000   Abercrombie & Fitch Company....      437,160
    12,000   Barnes & Noble, Inc.(b)........      359,280
     6,000   BJ's Wholesale Club, Inc.(b)...      141,720
     8,000   Chico's FAS, Inc.(b)...........      343,200
    33,000   Coach, Inc.(b).................    1,439,130
    12,000   Nieman Marcus Group, Inc. .....      619,200
    13,000   Petsmart, Inc. ................      404,170
    32,000   Ross Stores, Inc. .............      838,080
    20,000   Williams Sonoma, Inc.(b).......      639,000
                                              -----------
                                                5,220,940
                                              -----------

  SHARES
    OR
PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
COMMON STOCKS (CONTINUED)
SHELTER -- 0.7%
    21,000   D. R. Horton, Inc. ............  $   606,900
                                              -----------
TECHNOLOGY -- 4.6%
    16,000   AMETEK, Inc. ..................      432,160
    25,000   Avnet, Inc.(b).................      585,000
    18,500   Cadence Design Systems,
               Inc.(b)......................      256,040
    13,000   International Rectifier
               Corporation(b)...............      575,510
    18,000   L-3 Communications Holdings,
               Inc. ........................    1,147,320
    18,000   Storage Technology
               Corporation(b)...............      508,500
    14,000   Tech Data Corporation(b).......      561,960
                                              -----------
                                                4,066,490
                                              -----------
TRANSPORTATION -- 0.8%
    10,000   Alexander & Baldwin, Inc. .....      318,700
     9,000   Expeditors International of
               Washington, Inc. ............      408,960
                                              -----------
                                                  727,660
                                              -----------
UTILITIES -- 2.3%
    14,000   Allete Company.................      486,500
    20,000   OGE Energy Corporation.........      490,000
    26,000   Pioneer Natural Resources
               Company......................      804,700
    10,000   PNM Resources, Inc. ...........      300,500
                                              -----------
                                                2,081,700
                                              -----------
WHOLESALE DISTRIBUTION -- 0.6%
     8,000   CDW Corporation................      562,080
                                              -----------
      TOTAL COMMON STOCKS                ...   79,761,792
                                              -----------
DEPOSITARY RECEIPTS -- 4.7%
    38,000   S&P 400 Mid-Cap Depositary
               Receipt......................    4,143,900
                                              -----------
      TOTAL DEPOSITARY RECEIPTS          ...    4,143,900
                                              -----------
INVESTMENT COMPANIES -- 4.3%
 3,783,007   Performance Money Market
               Fund(c)......................    3,783,007
                                              -----------
      TOTAL INVESTMENT COMPANIES         ...    3,783,007
                                              -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.1%
FEDERAL HOME LOAN BANK -- 1.1%
$1,000,000   1.11%, 8/11/04.................      997,870
                                              -----------
                TOTAL U.S. GOVERNMENT AGENCY      997,870
OBLIGATIONS       ..........................
                                              -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2004

  SHARES
    OR
PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
WARRANTS -- 0.0%
BANKING -- 0.0%
    43,000   Dime Bancorp, Inc.(b)..........  $     6,020
                                              -----------
      TOTAL WARRANTS                     ...        6,020
                                              -----------
                                 TOTAL (Cost  $88,692,589
$59,894,295)(a) -- 100.0%         ..........
                                              ===========

---------------

Percentages indicated are based on net assets of $88,671,643.

(a) Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $29,908,588
          Unrealized depreciation.....................................   (1,110,294)
                                                                        -----------
          Net unrealized appreciation.................................  $28,798,294
                                                                        ===========

(b) Non-income producing security.

(c) Affiliated security.
'

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
PERFORMANCE LEADERS EQUITY FUND
Schedule of Portfolio Investments
May 31, 2004

 SHARES          SECURITY DESCRIPTION            VALUE
 ------          --------------------            -----
COMMON STOCKS -- 98.1%
AUTOMOTIVE -- 2.6%
  14,200   Eaton Corporation................  $   828,570
                                              -----------
BUSINESS EQUIPMENT & SERVICES -- 11.1%
   8,900   Apollo Group, Inc.(b)............      834,820
  10,400   Ebay, Inc.(b)....................      923,520
  30,400   Yahoo, Inc.(b)...................      932,064
  11,000   Zebra Technologies
             Corporation(b).................      889,680
                                              -----------
                                                3,580,084
                                              -----------
CAPITAL GOODS -- 4.9%
   9,900   Harman International Industries,
             Inc. ..........................      793,386
  12,400   Ingersoll Rand Company...........      809,720
                                              -----------
                                                1,603,106
                                              -----------
COMMERCIAL SERVICES -- 2.7%
  24,300   AutoDesk, Inc. ..................      871,398
                                              -----------
COMPUTERS -- 2.5%
  17,600   Symantec Corporation(b)..........      806,080
                                              -----------
CONSTRUCTION -- 2.6%
  17,100   Centex Corporation...............      829,179
                                              -----------
CONSUMER DURABLE -- 2.4%
  12,000   Deere & Company..................      788,400
                                              -----------
CONSUMER GOODS & SERVICES -- 12.5%
  19,800   Brunswick Corporation............      801,900
  12,700   Career Education
             Corporation(b).................      863,219
  18,300   Energizer Holdings, Inc.(b)......      829,905
  13,400   Gtech Holdings Corporation.......      754,018
  14,100   Mandalay Resort Group............      773,385
                                              -----------
                                                4,022,427
                                              -----------
DIVERSIFIED -- 2.6%
   9,500   Illinois Tool Works, Inc. .......      853,860
                                              -----------
ENERGY -- 2.4%
  15,500   Smith International, Inc.(b).....      773,915
                                              -----------
FINANCIAL SERVICES -- 8.0%
  14,750   Countrywide Credit Industries,
             Inc. ..........................      951,375
   9,200   Legg Mason, Inc. ................      806,932
  17,000   T Rowe Price Group Inc. .........      818,720
                                              -----------
                                                2,577,027
                                              -----------

 SHARES          SECURITY DESCRIPTION            VALUE
 ------          --------------------            -----
COMMON STOCKS (CONTINUED)
HEALTH CARE -- 25.9%
  13,000   Bausch & Lomb, Inc. .............  $   793,260
  16,100   Becton, Dickinson & Company......      810,152
  20,400   Boston Scientific
             Corporation(b).................      903,720
  19,550   Coventry Health Care, Inc.(b)....      900,864
  11,000   Patterson Dental Company(b)......      835,120
  38,400   Perrigo Company..................      785,664
  11,000   St. Jude Medical, Inc.(b)........      838,860
  16,800   Stryker Corporation..............      854,280
   9,300   Varian Medical Systems,
             Inc.(b)........................      770,970
  10,200   Zimmer Holdings, Inc.(b).........      870,570
                                              -----------
                                                8,363,460
                                              -----------
RESTAURANTS -- 2.7%
  21,900   Starbucks Corporation(b).........      890,016
                                              -----------
RETAIL -- 5.1%
  19,300   Chico's FAS, Inc.(b).............      827,970
  19,200   Coach, Inc.(b)...................      837,312
                                              -----------
                                                1,665,282
                                              -----------
SHELTER -- 2.4%
  27,450   D. R. Horton, Inc. ..............      793,305
                                              -----------
TECHNOLOGY -- 2.6%
  12,800   QUALCOMM, Inc. ..................      858,496
                                              -----------
TOBACCO -- 2.5%
  10,900   Fortune Brands, Inc. ............      820,770
                                              -----------
TRANSPORTATION -- 2.6%
  26,100   J.B. Hunt Transport Services,
             Inc. ..........................      854,514
                                              -----------
      TOTAL COMMON STOCKS                ...   31,779,889
                                              -----------
INVESTMENT COMPANIES -- 1.9%
 619,160   Performance Money Market
             Fund(c)........................      619,160
                                              -----------
      TOTAL INVESTMENT COMPANIES         ...      619,160
                                              -----------
                                 TOTAL (Cost  $32,399,049
$27,848,830)(a) -- 100.0%         ..........
                                              ===========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
PERFORMANCE LEADERS EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2004

---------------

Percentages indicated are based on net assets of $32,401,769.

(a) Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $5,057,138
          Unrealized depreciation.....................................    (506,919)
                                                                        ----------
          Net unrealized appreciation.................................  $4,550,219
                                                                        ==========

(b) Non-income producing security.

(c) Affiliated security.

                       See notes to financial statements.

PERFORMANCE ADVISOR LIFESTYLE SERIES
PERFORMANCE ADVISOR GROWTH FUND
Schedule of Portfolio Investments
May 31, 2004

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
INVESTMENT COMPANIES -- 99.9%
  63,967   Performance Intermediate Term
             Income Fund(c)..................  $  664,620
 105,943   Performance Large Cap Equity
             Fund(c).........................   1,668,600
 133,048   Performance Leaders Equity
             Fund(b)(c)......................     999,188
 125,351   Performance Mid Cap Equity
             Fund(b)(c)......................   2,000,600
  48,407   Performance Money Market
             Fund(c).........................      48,407
 130,045   Performance Short Term Government
             Income Fund(c)..................   1,292,651
                                               ----------
      TOTAL (Cost $6,231,942)(a) -- 99.9% ...  $6,674,066
                                               ==========

---------------

Percentages indicated are based on net assets of $6,679,618.

(a) Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $476,831
          Unrealized depreciation.....................................   (34,707)
                                                                        --------
          Net unrealized appreciation.................................  $442,124
                                                                        ========

(b) Non-income producing security.

(c) Affiliated security.

                       See notes to financial statements.

PERFORMANCE ADVISOR LIFESTYLE SERIES
PERFORMANCE ADVISOR MODERATE FUND
Schedule of Portfolio Investments
May 31, 2004

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
INVESTMENT COMPANIES -- 99.9%
 138,761   Performance Intermediate Term
             Income Fund(c)..................  $1,441,728
  93,183   Performance Large Cap Equity
             Fund(c).........................   1,467,625
  99,965   Performance Leaders Equity
             Fund(b)(c)......................     750,735
 116,748   Performance Mid Cap Equity
             Fund(b)(c)......................   1,863,291
 238,588   Performance Money Market
             Fund(c).........................     238,588
 177,460   Performance Short Term Government
             Income Fund(c)..................   1,763,955
                                               ----------
      TOTAL (Cost $7,182,442)(a) -- 99.9% ...  $7,525,922
                                               ==========

---------------

Percentages indicated are based on net assets of $7,529,968.

(a) Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $401,517
          Unrealized depreciation.....................................   (58,037)
                                                                        --------
          Net unrealized appreciation.................................  $343,480
                                                                        ========

(b) Non-income producing security.

(c) Affiliated security.

                       See notes to financial statements.

PERFORMANCE ADVISOR LIFESTYLE SERIES
PERFORMANCE ADVISOR CONSERVATIVE FUND
Schedule of Portfolio Investments
May 31, 2004

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
INVESTMENT COMPANIES -- 99.9%
 136,294   Performance Intermediate Term
             Income Fund(c)..................  $1,416,090
  90,529   Performance Large Cap Equity
             Fund(c).........................   1,425,826
  36,049   Performance Mid Cap Equity
             Fund(b)(c)......................     575,339
 288,851   Performance Money Market
             Fund(c).........................     288,851
 199,985   Performance Short Term Government
             Income Fund(c)..................   1,987,848
                                               ----------
      TOTAL (Cost $5,616,672)(a) -- 99.9% ...  $5,693,954
                                               ==========

---------------

Percentages indicated are based on net assets of $5,698,032.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses of $1,014 recognized for financial reporting purposes in excess of income tax purposes. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $135,762
          Unrealized depreciation.....................................   (59,494)
                                                                        --------
          Net unrealized appreciation.................................  $ 76,268
                                                                        ========

(b) Non-income producing security.

(c) Affiliated security.

                       See notes to financial statements.

                      (This page intentionally left blank)

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities
May 31, 2004

                                                                               THE SHORT TERM     THE INTERMEDIATE
                                                               THE MONEY         GOVERNMENT         TERM INCOME
                                                              MARKET FUND       INCOME FUND             FUND
                                                              ------------     --------------     ----------------
ASSETS:
Investments, at cost........................................  $479,846,479      $89,893,251         $73,574,470
Unrealized appreciation (depreciation) from investments.....            --         (227,179)          2,996,436
                                                              ------------      -----------         -----------
Total Investments, at value.................................   479,846,479       89,666,072          76,570,906
                                                              ------------      -----------         -----------
Cash........................................................            --               --                  --
Interest and dividends receivable...........................       398,986          704,468             863,043
Receivable for capital shares issued........................            --               --                  --
Prepaid expenses............................................        17,310            6,382               7,797
                                                              ------------      -----------         -----------
TOTAL ASSETS................................................   480,262,775       90,376,922          77,441,746
                                                              ------------      -----------         -----------
LIABILITIES:
Payable to custodian........................................            --               42                  35
Dividends payable...........................................       232,352          219,199             327,763
Payable for capital shares redeemed.........................            --           23,532                  --
Accrued expenses and other liabilities:
  Advisory..................................................       102,200           30,791              29,474
  Administration............................................         6,409            2,585               2,211
  Distribution..............................................         8,702            2,143               2,123
  Custodian.................................................        16,370            3,079               2,620
  Other.....................................................        60,623           12,686              12,176
                                                              ------------      -----------         -----------
TOTAL LIABILITIES...........................................       426,656          294,057             376,402
                                                              ------------      -----------         -----------
NET ASSETS..................................................  $479,836,119      $90,082,865         $77,065,344
                                                              ============      ===========         ===========
COMPOSITION OF NET ASSETS:
Capital.....................................................  $479,826,293      $91,899,492         $77,380,347
Undistributed Net Investment Income.........................        10,392           27,037              11,000
Accumulated net realized gains/(losses) from investment
  transactions..............................................          (566)      (1,616,485)         (3,322,439)
Net unrealized appreciation from investment transactions....            --         (227,179)          2,996,436
                                                              ------------      -----------         -----------
NET ASSETS..................................................  $479,836,119      $90,082,865         $77,065,344
                                                              ============      ===========         ===========
INSTITUTIONAL CLASS SHARES:
Net Assets..................................................  $439,166,985      $80,391,462         $68,896,285
Shares Outstanding..........................................   439,156,046        8,088,381           6,631,948
Net Asset Value, Offering Price and Redemption Price per
  share.....................................................  $       1.00      $      9.94         $     10.39
                                                              ============      ===========         ===========
CLASS A SHARES:
Net Assets..................................................  $ 40,496,763      $ 9,691,403         $ 7,577,734
Shares Outstanding..........................................    40,497,877          975,608             729,993
Net Asset Value and Redemption Price per share..............  $       1.00      $      9.93         $     10.38
                                                              ============      ===========         ===========
Maximum sales charge........................................           N/A             3.00%              5.25%
                                                              ============      ===========         ===========
Maximum Offering Price per share (Net Asset
  Value/(100%-maximum sales charge).........................  $       1.00      $     10.24         $     10.96
                                                              ============      ===========         ===========
CLASS B SHARES:
Net Assets..................................................  $    172,371                          $   591,325
Shares Outstanding..........................................       172,371                               56,979
Net Asset Value, Offering Price and Redemption Price per
  share*....................................................  $       1.00                          $     10.38
                                                              ============                          ===========
CLASS C SHARES:
Net Assets..................................................
Shares......................................................
Offering and redemption price per share.....................

                       See notes to financial statements.

                               THE LARGE CAP       THE MID CAP       THE LEADERS         ADVISOR            ADVISOR
                                EQUITY FUND        EQUITY FUND       EQUITY FUND       GROWTH FUND       MODERATE FUND
                               -------------       -----------       -----------       -----------       -------------
ASSETS:
Investments, at cost.......... $ 67,307,383        $59,894,295       $27,848,830       $6,231,942         $7,182,442
Unrealized appreciation
 (depreciation) from
 investments..................   32,988,619        28,798,294        4,550,219            442,124            343,480
                               ------------        -----------       -----------       ----------         ----------
Total Investments.............  100,296,002        88,692,589        32,399,049         6,674,066          7,525,922
                               ------------        -----------       -----------       ----------         ----------
Cash..........................           --              --                --               1,971                 --
Interest and dividends
 receivable...................      177,334          46,003            12,480               7,802             12,029
Receivable for capital shares
 issued.......................           --              --                --               3,129                 --
Prepaid expenses..............       16,760          13,282            22,412                 423                417
                               ------------        -----------       -----------       ----------         ----------
TOTAL ASSETS..................  100,490,096        88,751,874        32,433,941         6,687,391          7,538,368
                               ------------        -----------       -----------       ----------         ----------
LIABILITIES:
Payable to custodian..........          385             338               121                  --                 --
Dividends payable.............      100,750              --                --                  --                 --
Payable for capital shares
 redeemed.....................        7,842              38             5,298                  --                 --
ACCRUED EXPENSES AND OTHER
 LIABILITIES:
 Advisory.....................       50,414          54,836            18,620                  --                 --
 Administration...............        2,864           2,524               921                  64                 72
 Distribution.................        8,513           5,305               429               5,565              6,177
 Custodian....................        3,361           2,925             1,061                 209                216
 Other........................       19,950          14,265             5,722               1,935              1,935
                               ------------        -----------       -----------       ----------         ----------
TOTAL LIABILITIES.............      194,079          80,231            32,172               7,773              8,400
                               ------------        -----------       -----------       ----------         ----------
NET ASSETS.................... $100,296,017        $88,671,643       $32,401,769       $6,679,618         $7,529,968
                               ============        ===========       ===========       ==========         ==========
COMPOSITION OF NET ASSETS:
Capital....................... $ 57,017,680        $55,347,429       $35,014,663       $6,091,520         $7,061,019
Undistributed/(Distributions
 in excess of) Net Investment
 Income.......................       (8,830)              0                 0                   0                683
Accumulated net realized
 gains/(losses) from
 investment transactions......   10,298,548        4,525,920         (7,163,113)          145,974            124,786
Net unrealized appreciation
 from investment
 transactions.................   32,988,619        28,798,294        4,550,219            442,124            343,480
                               ------------        -----------       -----------       ----------         ----------
Net Assets.................... $100,296,017        $88,671,643       $32,401,769       $6,679,618         $7,529,968
                               ============        ===========       ===========       ==========         ==========
INSTITUTIONAL CLASS SHARES:
Net Assets.................... $ 68,742,869        $65,877,960       $31,126,609
Shares Outstanding............    4,365,886        4,126,569         4,145,528
Net Asset Value, Offering
 Price and Redemption Price
 per share.................... $      15.75        $  15.96          $   7.51
                               ============        ===========       ===========
CLASS A SHARES:
Net Assets.................... $ 28,495,026        $21,766,394       $1,036,303
Shares Outstanding............    1,819,417        1,384,554          139,181
Net Asset Value and Redemption
 Price per share.............. $      15.66        $  15.72          $   7.45
                               ============        ===========       ===========
Maximum sales charge..........        5.25%           5.25%             5.25%
                               ============        ===========       ===========
Maximum Offering Price per
 share (Net Asset Value/(100%-
 maximum sales charge)........ $      16.53        $  16.59          $   7.86
                               ============        ===========       ===========
CLASS B SHARES:
Net Assets.................... $  3,058,122        $1,027,289        $238,857
Shares Outstanding............      201,494          68,957            33,037
Net Asset Value, Offering
 Price and Redemption Price
 per share*................... $      15.18        $  14.90          $   7.23
                               ============        ===========       ===========

CLASS C SHARES:
Net Assets....................                                                         $6,679,618         $7,529,968
Shares........................                                                            601,488            691,062
Offering and redemption price
 per share....................                                                         $    11.11         $    10.90
                                                                                       ==========         ==========

                                     ADVISOR
                                CONSERVATIVE FUND
                                -----------------
ASSETS:
Investments, at cost..........     $5,616,672
Unrealized appreciation
 (depreciation) from
 investments..................         77,282
                                   ----------
Total Investments.............      5,693,954
                                   ----------
Cash..........................             --
Interest and dividends
 receivable...................         12,553
Receivable for capital shares
 issued.......................             --
Prepaid expenses..............            407
                                   ----------
TOTAL ASSETS..................      5,706,914
                                   ----------
LIABILITIES:
Payable to custodian..........             --
Dividends payable.............          2,239
Payable for capital shares
 redeemed.....................             --
ACCRUED EXPENSES AND OTHER
 LIABILITIES:
 Advisory.....................             --
 Administration...............             54
 Distribution.................          4,792
 Custodian....................            181
 Other........................          1,616
                                   ----------
TOTAL LIABILITIES.............          8,882
                                   ----------
NET ASSETS....................     $5,698,032
                                   ==========
COMPOSITION OF NET ASSETS:
Capital.......................     $5,489,405
Undistributed/(Distributions
 in excess of) Net Investment
 Income.......................         14,635
Accumulated net realized
 gains/(losses) from
 investment transactions......        116,710
Net unrealized appreciation
 from investment
 transactions.................         77,282
                                   ----------
Net Assets....................     $5,698,032
                                   ==========
INSTITUTIONAL CLASS SHARES:
Net Assets....................
Shares Outstanding............
Net Asset Value, Offering
 Price and Redemption Price
 per share....................
CLASS A SHARES:
Net Assets....................
Shares Outstanding............
Net Asset Value and Redemption
 Price per share..............
Maximum sales charge..........
Maximum Offering Price per
 share (Net Asset Value/(100%-
 maximum sales charge)........
CLASS B SHARES:
Net Assets....................
Shares Outstanding............
Net Asset Value, Offering
 Price and Redemption Price
 per share*...................
CLASS C SHARES:
Net Assets....................     $5,698,032
Shares........................        547,938
Offering and redemption price
 per share....................     $    10.40
                                   ==========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations
For the year ended May 31, 2004

                                                                   THE SHORT TERM    THE INTERMEDIATE
                                                     THE MONEY       GOVERNMENT        TERM INCOME
                                                    MARKET FUND     INCOME FUND            FUND
                                                    -----------    --------------    ----------------
INVESTMENT INCOME:
Interest..........................................  $5,531,139       $3,111,990         $4,537,892
Dividend..........................................          --               --                 --
Income from Affiliates............................          --           14,934              9,625
                                                    ----------       ----------         ----------
  TOTAL INVESTMENT INCOME.........................   5,531,139        3,126,924          4,547,517
                                                    ----------       ----------         ----------
EXPENSES:
Advisory..........................................   1,571,505          386,568            409,237
Administration....................................     785,762          144,964            122,772
Distribution:
  Class A Shares..................................     158,764           42,191             33,011
  Class B Shares..................................       2,450               --              6,744
  Class C Shares..................................          --               --                 --
Accounting........................................      44,402           43,401             55,495
Audit.............................................      73,489           13,550             11,607
Custodian.........................................     209,535           38,657             32,739
Insurance.........................................      33,709            6,225              5,527
Legal.............................................     124,586           22,935             19,281
Registration and filing...........................      32,415            6,568              9,310
Shareholder reports...............................      30,750            5,887              4,811
Transfer agent....................................     100,525           29,427             35,220
Trustee...........................................      20,856            3,806              3,218
Other.............................................      36,439            6,539              5,569
                                                    ----------       ----------         ----------
  Total expenses before fee reductions............   3,225,187          750,718            754,541
  Advisory........................................    (261,914)              --            (40,923)
  Administration..................................    (419,071)              --                 --
  Distributor.....................................     (47,131)         (12,055)            (9,432)
  Custodian.......................................          --               --                 --
                                                    ----------       ----------         ----------
  NET EXPENSES....................................   2,497,071          738,663            704,186
                                                    ----------       ----------         ----------
NET INVESTMENT INCOME/(LOSS)......................   3,034,068        2,388,261          3,843,331
                                                    ----------       ----------         ----------
NET REALIZED/UNREALIZED GAINS/(LOSSES) FROM
  INVESTMENTS:
Net realized gains/(losses) from investment
  transactions....................................        (156)         284,857          1,027,653
Net realized gains/(losses) from investment
  transactions of affiliates......................          --               --                 --
Distributions of realized gains by affiliated
  investment companies............................          --               --                 --
Net change in unrealized
  appreciation/(depreciation) from investments....          --       (2,480,563)        (5,709,983)
                                                    ----------       ----------         ----------
Net realized/unrealized gains from investments....        (156)      (2,195,706)        (4,682,330)
                                                    ----------       ----------         ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS....  $3,033,912       $  192,555         $ (838,999)
                                                    ==========       ==========         ==========

(a) Funds commenced operations August 5, 2003.

                       See notes to financial statements.

                                                                                       ADVISOR        ADVISOR         ADVISOR
                                THE LARGE CAP      THE MID CAP      THE LEADERS        GROWTH         MODERATE      CONSERVATIVE
                                 EQUITY FUND       EQUITY FUND      EQUITY FUND        FUND(A)        FUND(A)         FUND(A)
                                -------------      -----------      -----------      -----------      --------      ------------
Interest......................   $        --       $     8,384      $       --        $     --        $     --        $     --
Dividend......................     2,040,961           809,955         142,624              --              --              --
Income from Affiliates........         6,511            13,148           5,032          58,590          82,559         105,088
                                 -----------       -----------      ----------        --------        --------        --------
TOTAL INVESTMENT INCOME.......     2,047,472           831,487         147,656          58,590          82,559         105,088
                                 -----------       -----------      ----------        --------        --------        --------
EXPENSES:
Advisory......................       633,190           646,760         279,357          12,091          12,047          10,964
Administration................       158,300           129,353          41,904           7,255           7,228           6,578
DISTRIBUTION:
Class A Shares................       105,643            70,461           3,312              --              --              --
Class B Shares................        31,808             6,359           2,295              --              --              --
Class C Shares................            --                --              --          48,363          48,188          43,853
Accounting....................        47,902            50,418          45,291          27,721          27,721          27,721
Audit.........................        14,891            12,489           4,216             896             851             801
Custodian.....................        42,213            34,494          11,174           1,935           1,928           1,754
Insurance.....................         6,729             4,531           1,313             430             491             374
Legal.........................        24,278            20,117           6,690           1,185           1,227           1,077
Registration and filing.......        23,748            23,179          17,605             512             511             510
Shareholder reports...........         7,814             6,222           2,171           5,320           5,347           5,225
Transfer agent................        98,187            52,537          27,833           8,023           6,880           6,351
Trustee.......................         4,243             3,337           1,067             160             159             154
Other.........................         7,192             5,689           1,331             323             331             297
                                 -----------       -----------      ----------        --------        --------        --------
Total expenses before fee
  reductions..................     1,206,138         1,065,946         445,559         114,214         112,909         105,659
Advisory reductions...........            --                --         (90,442)        (12,091)        (12,047)        (10,964)
Administration reductions.....            --                --              --          (4,836)         (4,819)         (4,385)
Distributor reduction.........       (30,184)          (20,131)           (946)             --              --              --
Custodian reductions..........            --                --              --            (967)           (964)           (877)
                                 -----------       -----------      ----------        --------        --------        --------
Net Expenses..................     1,175,954         1,045,815         354,171          96,320          95,079          89,433
                                 -----------       -----------      ----------        --------        --------        --------

                                                                                       ADVISOR        ADVISOR         ADVISOR
                                THE LARGE CAP      THE MID CAP      THE LEADERS        GROWTH         MODERATE      CONSERVATIVE
                                 EQUITY FUND       EQUITY FUND      EQUITY FUND        FUND(A)        FUND(A)         FUND(A)
                                -------------      -----------      -----------      -----------      --------      ------------
Net Investment Income.........       871,518          (214,328)       (206,515)        (37,730)        (12,520)         15,655
                                 -----------       -----------      ----------        --------        --------        --------
NET REALIZED / UNREALIZED
  GAINS / (LOSSES) FROM
  INVESTMENTS:
Net realized gains / (losses)
  from investment
  transactions................    20,640,673         7,488,834       4,875,901              --              --              --
Net realized gains / (losses)
  from investment transactions
  of affiliates...............            --                --              --          61,107          62,740          38,350
Distributions of realized
  gains by investment company
  affiliates..................            --                --              --         109,399          62,046          78,360
Net change in unrealized
  appreciation / depreciation
  from investments............    (8,800,294)       13,563,656         750,323         442,124         343,480          77,282
                                 -----------       -----------      ----------        --------        --------        --------

                                                                                       ADVISOR        ADVISOR         ADVISOR
                                THE LARGE CAP      THE MID CAP      THE LEADERS        GROWTH         MODERATE      CONSERVATIVE
                                 EQUITY FUND       EQUITY FUND      EQUITY FUND        FUND(A)        FUND(A)         FUND(A)
                                -------------      -----------      -----------      -----------      --------      ------------
Net realized / unrealized
  gains from investments......    11,840,379        21,052,490       5,626,224         612,630         468,266         193,992
                                 -----------       -----------      ----------        --------        --------        --------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS.............   $12,711,897       $20,838,162      $5,419,709        $574,900        $455,746        $209,647
                                 ===========       ===========      ==========        ========        ========        ========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets

                                                                 THE MONEY MARKET FUND
                                                              ---------------------------
                                                                FOR THE      FOR THE YEAR
                                                               YEAR ENDED       ENDED
                                                                MAY 31,        MAY 31,
                                                                  2004           2003
                                                              ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................  $  3,034,068   $  6,272,729
  Net realized gains / (losses) from investment
    transactions............................................          (156)          (410)
  Net realized gains / (losses) from investment transactions
    of affiliates...........................................            --             --
  Change in unrealized appreciation / depreciation from
    investments.............................................            --             --
                                                              ------------   ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     3,033,912      6,272,319
                                                              ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income:
    Institutional Class Shares..............................    (2,873,676)    (5,726,440)
    Class A Shares..........................................      (159,582)      (544,782)
    Class B Shares..........................................          (810)        (1,507)
    Class C Shares..........................................            --             --
  From net realized gains from investment transactions:
    Institutional Class Shares..............................            --             --
    Class A Shares..........................................            --             --
    Class B Shares..........................................            --             --
    Class C Shares..........................................
                                                              ------------   ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS.........    (3,034,068)    (6,272,729)
                                                              ------------   ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........   (51,791,454)   (78,234,463)
                                                              ------------   ------------
CHANGE IN NET ASSETS........................................   (51,791,610)   (78,234,873)
NET ASSETS:
  Beginning of period.......................................   531,627,729    609,862,602
                                                              ------------   ------------
  End of period.............................................  $479,836,119   $531,627,729
                                                              ============   ============
Undistributed net investment income.........................  $     10,392   $     10,392
                                                              ============   ============

                       See notes to financial statements.

                                        24

                               THE SHORT TERM GOVERNMENT INCOME
                                             FUND                   THE INTERMEDIATE TERM INCOME FUND
                               --------------------------------     ---------------------------------
                                  FOR THE         FOR THE YEAR         FOR THE          FOR THE YEAR
                                YEAR ENDED           ENDED            YEAR ENDED           ENDED
                                  MAY 31,           MAY 31,            MAY 31,            MAY 31,
                                   2004               2003               2004               2003
                               -------------     --------------     --------------     --------------
INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income.........  $ 2,388,261        $ 3,156,896       $  3,843,331       $  5,169,687
Net realized gains / (losses)
   from investment
   transactions...............      284,857            642,816          1,027,653            522,433
Net realized gains / (losses)
   from investment
   transactions of
   affiliates.................           --                 --                 --                 --
Change in unrealized
   appreciation / depreciation
   from investments...........   (2,480,563)           502,487         (5,709,983)         3,935,504
                                -----------        -----------       ------------       ------------
CHANGE IN NET ASSETS RESULTING
   FROM OPERATIONS............      192,555          4,302,199           (838,999)         9,627,624
                                -----------        -----------       ------------       ------------
DISTRIBUTIONS


                                  THE LARGE CAP EQUITY FUND
                                -----------------------------
                                  FOR THE        FOR THE YEAR
                                 YEAR ENDED         ENDED
                                  MAY 31,          MAY 31,
                                    2004             2003
                                ------------     ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income.........  $    871,518     $  1,037,855
Net realized gains / (losses)
   from investment
   transactions...............    20,640,673       (2,648,665)
Net realized gains / (losses)
   from investment
   transactions of
   affiliates.................            --               --
Change in unrealized
   appreciation / depreciation
   from investments...........    (8,800,294)     (12,353,833)
                                ------------     ------------
CHANGE IN NET ASSETS RESULTING
   FROM OPERATIONS............    12,711,897      (13,964,643)
                                ------------     ------------
DISTRIBUTIONS

                                        25

                               THE SHORT TERM GOVERNMENT INCOME
                                             FUND                   THE INTERMEDIATE TERM INCOME FUND
                               --------------------------------     ---------------------------------
                                  FOR THE         FOR THE YEAR         FOR THE          FOR THE YEAR
                                YEAR ENDED           ENDED            YEAR ENDED           ENDED
                                  MAY 31,           MAY 31,            MAY 31,            MAY 31,
                                   2004               2003               2004               2003
                               -------------     --------------     --------------     --------------
   TO SHAREHOLDERS::
NET INVESTMENT INCOME:
Institutional Class Shares....   (2,370,904)        (3,085,104)        (3,268,193)        (4,322,540)
Class A Shares................     (307,122)          (387,178)          (405,041)          (607,442)
Class B Shares................           --                 --            (23,965)           (21,025)
Class C Shares................
From net realized gains from
   investment transactions:...
Institutional Class Shares....           --                 --                 --                 --
Class A Shares................           --                 --                 --                 --
Class B Shares................           --                 --                 --                 --
Class C Shares................           --                 --                 --                 --
                                -----------        -----------       ------------       ------------
CHANGE IN NET ASSETS FROM
   SHAREHOLDER DIVIDENDS......   (2,678,026)        (3,472,282)        (3,697,199)        (4,951,007)
                                -----------        -----------       ------------       ------------
CHANGE IN NET


                                  THE LARGE CAP EQUITY FUND
                                -----------------------------
                                  FOR THE        FOR THE YEAR
                                 YEAR ENDED         ENDED
                                  MAY 31,          MAY 31,
                                    2004             2003
                                ------------     ------------
   TO SHAREHOLDERS::
NET INVESTMENT INCOME:
Institutional Class Shares....      (659,132)        (787,544)
Class A Shares................      (210,104)        (237,665)
Class B Shares................        (7,670)         (12,177)
Class C Shares................
From net realized gains from
   investment transactions:...
Institutional Class Shares....    (5,139,651)      (6,038,761)
Class A Shares................    (2,297,194)      (2,392,136)
Class B Shares................      (239,971)        (284,816)
Class C Shares................            --               --
                                ------------     ------------
CHANGE IN NET ASSETS FROM
   SHAREHOLDER DIVIDENDS......    (8,553,722)      (9,753,099)
                                ------------     ------------
CHANGE IN NET

                                        26

                               THE SHORT TERM GOVERNMENT INCOME
                                             FUND                   THE INTERMEDIATE TERM INCOME FUND
                               --------------------------------     ---------------------------------
                                  FOR THE         FOR THE YEAR         FOR THE          FOR THE YEAR
                                YEAR ENDED           ENDED            YEAR ENDED           ENDED
                                  MAY 31,           MAY 31,            MAY 31,            MAY 31,
                                   2004               2003               2004               2003
                               -------------     --------------     --------------     --------------
   ASSETS FROM CAPITAL
   TRANSACTIONS...............   (6,781,180)           186,981         (8,175,647)       (11,837,742)
                                -----------        -----------       ------------       ------------
CHANGE IN NET ASSETS..........   (9,266,651)         1,016,898        (12,711,845)        (7,161,125)
NET ASSETS:
Beginning of period...........   99,349,516         98,332,618         89,777,189         96,938,314
                                -----------        -----------       ------------       ------------
End of period.................  $90,082,865        $99,349,516       $ 77,065,344       $ 89,777,189
                                ===========        ===========       ============       ============
Accumulated net investment
   income.....................  $    27,037        $    26,882       $     11,000       $     10,979
                                ===========        ===========       ============       ============


                                  THE LARGE CAP EQUITY FUND
                                -----------------------------
                                  FOR THE        FOR THE YEAR
                                 YEAR ENDED         ENDED
                                  MAY 31,          MAY 31,
                                    2004             2003
                                ------------     ------------
   ASSETS FROM CAPITAL
   TRANSACTIONS...............   (19,123,219)       1,528,216
                                ------------     ------------
CHANGE IN NET ASSETS..........   (14,965,044)     (22,189,526)
NET ASSETS:
Beginning of period...........   115,261,061      137,450,587
                                ------------     ------------
End of period.................  $100,296,017     $115,261,061
                                ============     ============
Accumulated net investment
   income.....................  $     (8,830)    $     (3,442)
                                ============     ============

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets

                                                                THE MID CAP EQUITY FUND
                                                              ---------------------------
                                                                FOR THE      FOR THE YEAR
                                                               YEAR ENDED       ENDED
                                                                MAY 31,        MAY 31,
                                                                  2004           2003
                                                              ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income/ (loss).............................  $   (214,328)  $   (134,625)
  Net realized gains / (losses) from investment
    transactions............................................     7,488,834       (606,328)
  Net realized gains / (losses) from investment transactions
    of affiliates...........................................            --             --
  Change in unrealized appreciation / depreciation from
    investments.............................................    13,563,656     (6,144,905)
                                                              ------------   ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    20,838,162     (6,885,858)
                                                              ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income:
    Institutional Class Shares..............................            --             --
    Class A Shares..........................................            --             --
    Class B Shares..........................................            --             --
    Class C Shares..........................................            --             --
  From net realized gains from investment transactions:
    Institutional Class Shares..............................            --             --
    Class A Shares..........................................            --             --
    Class B Shares..........................................            --             --
    Class C Shares..........................................            --             --
                                                              ------------   ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS.........             -             --
                                                              ------------   ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........   (11,375,209)    (7,654,200)
                                                              ------------   ------------
CHANGE IN NET ASSETS........................................     9,462,953    (14,540,058)
NET ASSETS:
  Beginning of period.......................................    79,208,690     93,748,748
                                                              ------------   ------------
  End of period.............................................  $ 88,671,643   $ 79,208,690
                                                              ============   ============
Undistributed net investment income.........................            --             --
                                                              ============   ============

(a) Funds commenced operations August 5, 2003

                       See notes to financial statements.

                                 THE LEADERS EQUITY FUND        ADVISOR GROWTH FUND     ADVISOR MODERATE FUND
                               ----------------------------     -------------------     ---------------------
                                 FOR THE       FOR THE YEAR           FOR THE                  FOR THE
                               YEAR ENDED         ENDED            PERIOD ENDED             PERIOD ENDED
                                 MAY 31,         MAY 31,              MAY 31,                  MAY 31,
                                  2004             2003               2004(A)                  2004(A)
                               -----------     ------------     -------------------     ---------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income......... $  (206,515)    $  (142,546)         $  (37,730)              $  (12,520)
Net realized gains / (losses)
  from investment
  transactions................   4,875,901      (3,893,501)                 --                       --
Net realized gains / (losses)
  from investment transactions
  of affiliates...............          --          62,046             170,506                  124,786
Change in unrealized
  appreciation / depreciation
  from investments............     750,323         589,657             442,124                  343,480
                               -----------     -----------          ----------               ----------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS.............   5,419,709      (3,446,390)            574,900                  455,746
                               -----------     -----------          ----------               ----------
DIVIDENDS:
NET INVESTMENT INCOME:
Institutional Class Shares....          --              --                  --                       --
Class A Shares................          --              --                  --                       --
Class B Shares................          --              --                  --                       --
Class C Shares................          --              --                  --                       --
FROM NET REALIZED GAINS FROM
  INVESTMENT TRANSACTIONS:
Institutional Class Shares....          --              --                  --                       --
Class A Shares................          --              --                  --                       --
Class B Shares................          --              --                  --                       --
Class C Shares................          --              --                  --                       --
                               -----------     -----------          ----------               ----------
CHANGE IN NET ASSETS FROM
  SHAREHOLDER DIVIDENDS.......          --              --                  --                       --
                               -----------     -----------          ----------               ----------
CHANGE IN NET ASSETS FROM
  CAPITAL TRANSACTIONS........   3,679,146       2,522,590           6,104,718                7,074,222
                               -----------     -----------          ----------               ----------
CHANGE IN NET ASSETS..........   9,098,855        (923,800)          6,679,618                7,529,968

NET ASSETS:
Beginning of period...........  23,302,914      24,226,714                  --                       --
                               -----------     -----------          ----------               ----------
End of period................. $32,401,769     $23,302,914          $6,679,618               $7,529,968
                               ===========     ===========          ==========               ==========

Accumulated net investment
  income......................          --              --                  --               $      683
                               ===========     ===========          ==========               ==========

                                ADVISOR CONSERVATIVE FUND
                                -------------------------
                                         FOR THE
                                      PERIOD ENDED
                                         MAY 31,
                                         2004(A)
                                -------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income.........         $   15,655
Net realized gains / (losses)
  from investment
  transactions................                 --
Net realized gains / (losses)
  from investment transactions
  of affiliates...............            116,710
Change in unrealized
  appreciation / depreciation
  from investments............             77,282
                                       ----------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS.............            209,647
                                       ----------
DIVIDENDS:
NET INVESTMENT INCOME:
Institutional Class Shares....                 --
Class A Shares................                 --
Class B Shares................                 --
Class C Shares................            (13,963)
FROM NET REALIZED GAINS FROM
  INVESTMENT TRANSACTIONS:
Institutional Class Shares....                 --
Class A Shares................                 --
Class B Shares................                 --
Class C Shares................                 --
                                       ----------
CHANGE IN NET ASSETS FROM
  SHAREHOLDER DIVIDENDS.......            (13,963)
                                       ----------
CHANGE IN NET ASSETS FROM
  CAPITAL TRANSACTIONS........          5,502,348
                                       ----------
CHANGE IN NET ASSETS..........          5,698,032
NET ASSETS:
Beginning of period...........                 --
                                       ----------
End of period.................         $5,698,032
                                       ==========
Accumulated net investment
  income......................         $   14,635
                                       ==========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements
May 31, 2004

1. ORGANIZATION
Performance Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of ten separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Advisor Lifestyle Growth Fund, The Advisor Lifestyle Moderate Fund, and The Advisor Lifestyle Conservative Fund (individually a "Fund", collectively the "Funds"). The U.S. Treasury Money Market has not yet commenced operations; accordingly, it is not covered by this report. Each Fund has three classes of shares, Institutional Class Shares, Class A Shares, and Class B Shares, except for The Short Term Government Income Fund, which offers Institutional Class Shares and Class A Shares only, and the three Advisor Lifestyle Funds, which offer Class C Shares only. Each class of shares in the Funds has identical rights and privileges except with respect to distribution fees paid by each respective class, voting matters affecting, a single class of shares, and the exchange privilege of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:
Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities traded on NASDAQ are valued at the "Official Closing Price" as reported by NASDAQ. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS:
The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Fund's custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued)
May 31, 2004

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating daily net asset value. However, for financial reporting purposes, portfolio security transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis.

EXPENSE ALLOCATION:
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds within the Trust. Expenses specific to a class are charged to that class.

DIVIDENDS TO SHAREHOLDERS:
The Money Market Fund, The Short Term Government Income Fund and The Intermediate Term Income Fund declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly in the case of The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Advisor Lifestyle Growth Fund, The Advisor Lifestyle Moderate Fund, and The Advisor Lifestyle Conservative Fund. Net realized gains for the Funds, if any, are distributed at least annually. Additional distributions are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of registered investment companies.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital; temporary differences do not require reclassification.

3. RELATED PARTY TRANSACTIONS
ADVISOR AND CUSTODIAN:
Trustmark Investment Advisors, Inc. ("Trustmark") acts as Advisor to the Funds. Trustmark is entitled to receive a fee, accrued daily and paid monthly, based on average daily net assets of each Fund. For the period ended May 31, 2004, the advisory fee rates were as follows:

                                                               ADVISORY FEE RATE
                                                               -----------------
The Money Market Fund.......................................         0.30%
The Short Term Government Income Fund.......................         0.40%
The Intermediate Term Income Fund...........................         0.50%
The Large Cap Equity Fund...................................         0.60%
The Mid Cap Equity Fund.....................................         0.75%
The Leaders Equity Fund.....................................         1.00%
The Advisor Lifestyle Growth Fund...........................         0.25%
The Advisor Lifestyle Moderate Fund.........................         0.25%
The Advisor Lifestyle Conservative Fund.....................         0.25%

Trustmark National Bank serves as Custodian of the Funds' cash and securities. For these services, Trustmark National Bank is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.04% based on average daily net assets of each Fund. The Adviser may use its fees to pay advertising and marketing expenses for the benefit of the Funds.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued)
May 31, 2004

ADMINISTRATION:
BISYS Fund Services Ohio, Inc. ("BISYS"), a subsidiary of The BISYS Group, Inc., with whom certain officers and trustees of the Funds are affiliated, serves the Trust as administrator. Such officers and trustees are not paid any fees directly by the Funds for serving as officers and trustees of the Funds. In accordance with the terms of the Administration Agreement, BISYS is entitled to a fee, accrued daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Fund. The Administrator may use its fees to pay advertising and marketing expenses for the benefit of the Funds.

DISTRIBUTION PLAN:
Performance Funds Distributor, Inc. (the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the distribution agent of the Funds. The Trust has adopted a compensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Funds to the Distributor at an annual rate not to exceed 0.35% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B and Class C Shares.

The Distributor is entitled to receive commissions on sales of shares of the Funds. For the year ended May 31, 2004, the Distributor received $83,552 from commissions earned on sales of the Funds of which $7,582 was re-allowed to Trustmark and BISYS (affiliated broker/dealers).

ACCOUNTING AND TRANSFER AGENCY:
BISYS provides accounting and transfer agency services for the Funds. For these services to the Funds, BISYS receives an annual fee accrued daily and paid monthly. For accounting services, BISYS receives an annual fee of $30,000 per Fund, plus an additional annual fee of $5,000 per Fund for each additional share class. For transfer agent services, BISYS receives $18 per year for each account which is in existence at anytime during the month for which payment is made. For both services, BISYS is also entitled to repayment of out-of-pocket expenses.

FEE REDUCTIONS:
The Advisor, Administrator, Custodian and the Distributor voluntarily agreed to reduce fees as stated in the statement of operations. The Advisor has also agreed to contractually limit the total expenses, exclusive of taxes, brokerage commissions and extraordinary expenses of The Leaders Equity Fund. Each class has its own expenses based on average daily net assets for any full fiscal year as follows:

                                                                                EXPENSE
FUND                                                              CLASS       LIMITATION*
----                                                          -------------   -----------
The Leaders Equity Fund.....................................  Institutional      1.25%
The Leaders Equity Fund.....................................        A            1.50%
The Leaders Equity Fund.....................................        B            2.25%

* The contractual expense limitations for the Leaders Equity Fund are set to expire on September 30, 2004.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued)
May 31, 2004

4. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities (excluding short-term securities) for the period ended May 31, 2004, were as follows:

                                                               PURCHASES       SALES
                                                              -----------   -----------
The Short Term Government Income Fund.......................  $33,488,370*  $49,725,390*
The Intermediate Term Income Fund...........................   16,072,657*   27,639,245
The Large Cap Equity Fund...................................   38,395,756    65,487,213
The Mid Cap Equity Fund.....................................   15,713,642    27,730,886
The Leaders Equity Fund.....................................   56,503,356    53,290,274
The Advisor Lifestyle Growth Fund...........................    6,913,277       810,850
The Advisor Lifestyle Moderate Fund.........................    7,464,059       582,946
The Advisor Lifestyle Conservative Fund.....................    5,911,149       624,678

---------------

* Amounts reflect 100% of U.S. Government Securities (except for the Intermediate Term Income Fund sales amounts which include $4,155,566 of non-U.S. Government Securities).

5. FEDERAL INCOME TAXES
Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

At May 31, 2004, the following funds had net capital loss carryforwards to offset future net realized gains, if any, to the extent provided by Treasury regulations:

                                                                AMOUNT     EXPIRES
                                                              ----------   -------
The Money Market Fund.......................................  $      410    2011
                                                                     156    2012
The Short Term Government Income Fund.......................     595,936    2005
                                                                 210,095    2008
                                                                 723,544    2009
                                                                  86,910    2012
The Intermediate Term Income Fund...........................   3,322,439    2009
The Leaders Equity Fund.....................................   3,587,425    2010
                                                               3,575,688    2011

The tax character of dividends and distributions paid during the fiscal period ended May 31, 2004, was as follows:

                                                               DIVIDENDS AND
                                                          DISTRIBUTIONS PAID FROM       TOTAL DIVIDENDS
                                                       ------------------------------         AND
                                                       NET INVESTMENT   NET LONG TERM    DISTRIBUTIONS
FUND                                                       INCOME       CAPITAL GAINS        PAID
----                                                   --------------   -------------   ---------------
The Money Market Fund................................    3,143,991                 --      3,143,991
The Short Term Government Income Fund................    2,703,746                 --      2,703,746
The Intermediate Term Income Fund....................    3,771,477                 --      3,771,477
The Large Cap Equity Fund............................      925,916          7,676,816      8,602,732
Advisor Lifestyle Conservative Fund..................       11,724                 --         11,724

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued)
May 31, 2004

The tax character of dividends and distributions paid during the fiscal year ended May 31, 2003, was as follows:

                                                               DIVIDENDS AND
                                                          DISTRIBUTIONS PAID FROM       TOTAL DIVIDENDS
                                                       ------------------------------         AND
                                                       NET INVESTMENT   NET LONG TERM    DISTRIBUTIONS
FUND                                                       INCOME       CAPITAL GAINS        PAID
----                                                   --------------   -------------   ---------------
The Money Market Fund................................    6,658,364                 --      6,658,364
The Short Term Government Income Fund................    3,570,293                 --      3,570,293
The Intermediate Term Income Fund....................    5,020,816                 --      5,020,816
The Large Cap Equity Fund............................    1,054,045          8,715,713      9,769,758

As of May 31, 2004, the components of accumulated earnings/(deficit) on a tax basis for the funds were as follows:

                                                                    THE SHORT TERM     THE INTERMEDIATE
                                                THE MONEY MARKET   GOVERNMENT INCOME     TERM INCOME
                                                      FUND               FUND                FUND
                                                ----------------   -----------------   ----------------
Undistributed Ordinary Income.................     $ 233,012          $   246,235        $   338,763
Undistributed Long Term Capital Gains.........            --                   --                 --
                                                   ---------          -----------        -----------
Accumulated Earnings..........................       233,012              246,235            338,763
Distributions Payable.........................      (232,352)            (219,199)          (327,763)
Accumulated Capital and Other Losses..........          (566)          (1,616,485)        (3,322,439)
Unrealized Appreciation/(Depreciation)........            --             (227,179)         2,996,436
                                                   ---------          -----------        -----------
Total Accumulated Earnings/(Deficit)..........     $      94          $(1,816,628)       $  (315,003)
                                                   =========          ===========        ===========

                                                 THE LARGE CAP   THE MID CAP EQUITY   THE LEADERS EQUITY
                                                  EQUITY FUND           FUND                 FUND
                                                 -------------   ------------------   ------------------
Undistributed Ordinary Income..................   $    91,919       $        --          $        --
Undistributed Long Term Capital Gains..........    10,298,548         4,525,918                   --
                                                  -----------       -----------          -----------
Accumulated Earnings...........................    10,390,467         4,525,918                   --
Distributions Payable..........................      (100,750)               --                   --
Accumulated Capital and Other Losses...........            --                --           (7,163,113)
Unrealized Appreciation/(Depreciation).........    32,988,619        28,798,294            4,550,219
                                                  -----------       -----------          -----------
Total Accumulated Earnings/(Deficit)...........   $43,278,336       $33,324,212          $(2,612,894)
                                                  ===========       ===========          ===========

                                                                                            ADVISOR LIFESTYLE
                                                    ADVISOR LIFESTYLE   ADVISOR LIFESTYLE     CONSERVATIVE
                                                       GROWTH FUND        MODERATE FUND           FUND
                                                    -----------------   -----------------   -----------------
Undistributed Ordinary Income.....................      $145,974            $125,469            $134,598
Undistributed Long Term Capital Gains.............            --                  --                  --
                                                        --------            --------            --------
Accumulated Earnings..............................       145,974             125,469             134,598
Distributions Payable.............................            --                  --              (2,239)
Accumulated Capital and Other Losses..............            --                  --                  --
Unrealized Appreciation/(Depreciation)............       442,124             343,480              76,268
                                                        --------            --------            --------
Total Accumulated Earnings/(Deficit)..............      $588,098            $468,949            $208,627
                                                        ========            ========            ========

                      (This page intentionally left blank)

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued)
May 31, 2004

6. CAPITAL STOCK ACTIVITY

                                                                   THE MONEY MARKET FUND
                                                              -------------------------------
                                                                 FOR THE        FOR THE YEAR
                                                                YEAR ENDED         ENDED
                                                                 MAY 31,          MAY 31,
                                                                   2004             2003
                                                              --------------   --------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
  Proceeds from shares issued...............................  $1,212,018,633   $1,088,663,664
  Dividends reinvested......................................          16,829           30,300
  Cost of shares redeemed...................................  (1,251,664,546)  (1,142,924,490)
                                                              --------------   --------------
Institutional Class Shares capital transactions.............     (39,629,084)     (54,230,526)
                                                              --------------   --------------
CLASS A SHARES:
  Proceeds from shares issued...............................      36,151,586       60,135,911
  Dividends reinvested......................................         168,026          587,778
  Cost of shares redeemed...................................     (48,292,502)     (84,778,493)
                                                              --------------   --------------
Class A Shares capital transactions.........................     (11,972,890)     (24,054,804)
                                                              --------------   --------------
CLASS B SHARES:
  Proceeds from shares issued...............................          36,797          211,822
  Dividends reinvested......................................             777            1,354
  Cost of shares redeemed...................................        (227,054)        (162,309)
                                                              --------------   --------------
Class B Shares capital transactions.........................        (189,480)          50,867
                                                              --------------   --------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..............  $  (51,791,454)  $  (78,234,463)
                                                              ==============   ==============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
  Issued....................................................   1,212,018,633    1,088,663,664
  Reinvested................................................          16,829           30,300
  Redeemed..................................................  (1,251,664,546)  (1,142,924,490)
                                                              --------------   --------------
Change in Institutional Class Shares........................     (39,629,084)     (54,230,526)
                                                              --------------   --------------
CLASS A SHARES:
  Issued....................................................      36,151,586       60,135,911
  Reinvested................................................         168,026          587,778
  Redeemed..................................................     (48,292,502)     (84,778,493)
                                                              --------------   --------------
Change in Class A Shares....................................     (11,972,890)     (24,054,804)
                                                              --------------   --------------
CLASS B SHARES:
  Issued....................................................          36,796          211,822
  Reinvested................................................             777            1,354
  Redeemed..................................................        (227,053)        (162,309)
                                                              --------------   --------------
Change in Class B Shares....................................        (189,480)          50,867
                                                              --------------   --------------
Change in shares............................................     (51,791,454)     (78,234,463)
                                                              ==============   ==============

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued)
May 31, 2004

                                THE SHORT TERM GOVERNMENT
                                       INCOME FUND              THE INTERMEDIATE TERM INCOME FUND       THE LARGE CAP EQUITY FUND
                               ----------------------------     ---------------------------------     ------------------------------
                                 FOR THE       FOR THE YEAR        FOR THE         FOR THE YEAR          FOR THE        FOR THE YEAR
                               YEAR ENDED         ENDED          YEAR ENDED            ENDED           YEAR ENDED          ENDED
                                 MAY 31,         MAY 31,           MAY 31,            MAY 31,            MAY 31,          MAY 31,
                                  2004             2003             2004               2003               2004              2003
                               -----------     ------------     -------------     ---------------     -------------     ------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued... $27,816,202     $10,059,520       $17,544,749       $   5,429,886      $  13,603,958     $19,158,970
Dividends reinvested..........   1,130,928       1,612,515         1,580,718           2,042,288          3,268,695       4,044,908
Cost of shares redeemed....... (32,344,144)    (15,325,023)      (23,988,628)        (19,724,398)       (32,829,954)    (18,367,447)
                               -----------     -----------       -----------       -------------      -------------     -----------
Institutional Class Shares
  capital transactions........  (3,397,014)     (3,652,988)       (4,863,161)        (12,252,224)       (15,957,301)      4,836,431
                               -----------     -----------       -----------       -------------      -------------     -----------
CLASS A SHARES:
Proceeds from shares issued...   1,479,911       6,813,278           975,412           5,018,869          2,381,871       2,998,181
Dividends reinvested..........     303,774         380,448           411,707             597,701          2,483,278       2,574,341
Cost of shares redeemed.......  (5,167,851)     (3,353,757)       (4,611,166)         (5,523,629)        (7,643,499)     (8,286,812)
                               -----------     -----------       -----------       -------------      -------------     -----------
Class A Shares capital
  transactions................  (3,384,166)      3,839,969        (3,224,047)             92,941         (2,778,350)     (2,714,290)
                               -----------     -----------       -----------       -------------      -------------     -----------
CLASS B SHARES:
Proceeds from shares issued...                                        96,234             453,350            168,207         198,370
Dividends reinvested..........                                         8,554               8,473            236,422         276,906
Cost of shares redeemed.......                                      (193,227)           (140,282)          (792,197)     (1,069,201)
                               -----------     -----------       -----------       -------------      -------------     -----------
                                                                     (88,439)            321,541           (387,568)       (593,925)
                               -----------     -----------       -----------       -------------      -------------     -----------
Change in net assets from
  capital transactions........ $(6,781,180)    $   186,981       $(8,175,647)      $ (11,837,742)     $ (19,123,219)    $ 1,528,216
                               ===========     ===========       ===========       =============      =============     ===========
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued........................   2,757,053         984,234         1,655,937             509,562            870,075       1,272,949
Reinvested....................     112,109         157,801           148,182             191,294            214,808         274,635
Redeemed......................  (3,208,478)     (1,498,222)       (2,263,219)         (1,842,169)        (2,108,254)     (1,226,590)
                               -----------     -----------       -----------       -------------      -------------     -----------
Change in Institutional Class
  Shares......................    (339,316)       (356,187)         (459,100)         (1,141,313)        (1,023,371)        320,994
                               -----------     -----------       -----------       -------------      -------------     -----------
CLASS A SHARES:
Issued........................     146,759         665,942            91,508             472,095            152,743         198,125
Reinvested....................      30,119          37,240            38,629              55,968            164,217         175,652
Redeemed......................    (514,535)       (328,257)         (433,972)           (514,836)          (486,439)       (549,525)
                               -----------     -----------       -----------       -------------      -------------     -----------
Change in Class A Shares......    (337,657)        374,925          (303,835)             13,227           (169,479)       (175,748)
                               -----------     -----------       -----------       -------------      -------------     -----------
CLASS B SHARES:
Issued........................          --              --             8,843              42,162             11,090          13,793
Reinvested....................          --              --               803                 792             16,144          19,441
Redeemed......................          --              --           (18,014)            (13,105)           (52,064)        (73,165)
                               -----------     -----------       -----------       -------------      -------------     -----------
Change in Class B Shares......          --              --            (8,368)             29,849            (24,830)        (39,931)
                               -----------     -----------       -----------       -------------      -------------     -----------
Change in shares..............    (676,973)         18,738          (771,303)         (1,098,237)        (1,217,680)        105,315
                               ===========     ===========       ===========       =============      =============     ===========

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued)
May 31, 2004

                                                                THE MID CAP EQUITY FUND
                                                              ----------------------------
                                                                 FOR THE      FOR THE YEAR
                                                               YEAR ENDED        ENDED
                                                                 MAY 31,        MAY 31,
                                                                  2004            2003
                                                              -------------   ------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
  Proceeds from shares issued...............................  $  10,503,415   $ 10,281,558
  Dividends reinvested......................................             --             --
  Cost of shares redeemed...................................    (21,781,699)   (16,137,771)
                                                              -------------   ------------
Institutional Class Shares capital transactions.............    (11,278,284)    (5,856,213)
                                                              -------------   ------------
CLASS A SHARES:
  Proceeds from shares issued...............................      3,036,387      2,219,823
  Dividends reinvested......................................             --             --
  Cost of shares redeemed...................................     (3,645,264)    (3,949,920)
                                                              -------------   ------------
Class A Shares capital transactions.........................       (608,877)    (1,730,097)
                                                              -------------   ------------
CLASS B SHARES:
  Proceeds from shares issued...............................        534,445        197,421
  Dividends reinvested......................................             --             --
  Cost of shares redeemed...................................        (22,493)      (265,311)
                                                              -------------   ------------
Class B Shares capital transactions.........................        511,952        (67,890)
                                                              -------------   ------------
CLASS C SHARES:
  Proceeds from shares issued...............................
  Dividends reinvested......................................
  Cost of shares redeemed...................................
                                                              -------------   ------------
    Class C Shares capital transactions.....................
                                                              -------------   ------------
Change in net assets from capital transactions..............  $ (11,375,209)  $ (7,654,200)
                                                              =============   ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
  Issued....................................................        749,106        910,553
  Reinvested................................................             --             --
  Redeemed..................................................     (1,506,409)    (1,419,209)
                                                              -------------   ------------
Change in Institutional Class Shares........................       (757,303)      (508,656)
                                                              -------------   ------------
CLASS A SHARES:
  Issued....................................................        208,999        192,462
  Reinvested................................................             --             --
  Redeemed..................................................       (251,949)      (343,460)
                                                              -------------   ------------
Change in Class A Shares....................................        (42,950)      (150,998)
                                                              -------------   ------------
CLASS B SHARES:
  Issued....................................................         38,491         17,680
  Reinvested................................................             --             --
  Redeemed..................................................         (1,640)       (24,054)
                                                              -------------   ------------
Change in Class B Shares....................................         36,851         (6,374)
                                                              -------------   ------------
CLASS C SHARES:
  Issued....................................................
  Reinvested................................................
  Redeemed..................................................
                                                              -------------   ------------
    Change in Class C Shares................................
                                                              -------------   ------------
Change in shares............................................       (763,402)      (666,028)
                                                              =============   ============

(a) The funds commenced operations August 5, 2003

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued)
May 31, 2004

                                                             THE ADVISOR      THE ADVISOR         THE ADVISOR
                                THE LEADERS EQUITY FUND      GROWTH FUND     MODERATE FUND     CONSERVATIVE FUND
                               -------------------------     -----------     -------------     -----------------
                                FOR THE        FOR THE         FOR THE          FOR THE             FOR THE
                               YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED          YEAR ENDED
                                MAY 31,        MAY 31,         MAY 31,          MAY 31,             MAY 31,
                                  2004           2003          2004(A)          2004(A)             2004(A)
                               ----------     ----------     -----------     -------------     -----------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued... $8,285,531     $6,771,524     $                $                   $
Dividends reinvested..........         --             --
Cost of shares redeemed....... (4,680,236)    (4,155,341)
                               ----------     ----------     ----------       ----------          ----------
Institutional Class Shares
  capital transactions........  3,605,295      2,616,183
                               ----------     ----------     ----------       ----------          ----------
CLASS A SHARES:
Proceeds from shares issued...    685,622        450,063
Dividends reinvested..........         --             --
Cost of shares redeemed.......   (629,754)      (522,724)
                               ----------     ----------     ----------       ----------          ----------
Class A Shares capital
  transactions................     55,868        (72,661)
                               ----------     ----------     ----------       ----------          ----------
CLASS B SHARES:
Proceeds from shares issued...     90,942         33,330
Dividends reinvested..........         --             --
Cost of shares redeemed.......    (72,959)       (54,262)
                               ----------     ----------     ----------       ----------          ----------
Class B Shares capital
  transactions................     17,983        (20,932)
                               ----------     ----------     ----------       ----------          ----------
CLASS C SHARES:
Proceeds from shares issued...                               $6,148,107       $7,108,875          $5,493,855
Dividends reinvested..........                                       --               --               8,493
Cost of shares redeemed.......                                  (43,389)         (34,653)                 --
                               ----------     ----------     ----------       ----------          ----------
Class C shares capital
  transactions................                               $6,104,718       $7,074,222          $5,502,348
                               ----------     ----------     ----------       ----------          ----------
Change in net assets from
  capital transactions........ $3,679,146     $2,522,590     $6,104,718       $7,074,222          $5,502,348
                               ==========     ==========     ==========       ==========          ==========
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued........................  1,206,007      1,154,680
Reinvested....................         --             --
Redeemed......................   (667,917)      (700,716)
                               ----------     ----------     ----------       ----------          ----------
Change in Institutional Class
  Shares......................    538,090        453,964
                               ----------     ----------     ----------       ----------          ----------
CLASS A SHARES:
Issued........................     98,807         79,241
Reinvested....................         --             --
Redeemed......................    (91,753)       (91,843)
                               ----------     ----------     ----------       ----------          ----------
Change in Class A Shares......      7,054        (12,602)
                               ----------     ----------     ----------       ----------          ----------
CLASS B SHARES:
Issued........................     14,006          5,798
Reinvested....................         --             --
Redeemed......................    (10,629)        (9,071)
                               ----------     ----------     ----------       ----------          ----------
Change in Class B Shares......      3,377         (3,273)
                               ----------     ----------     ----------       ----------          ----------
CLASS C SHARES:
Issued........................                                  605,454          694,219             547,116
Reinvested....................                                       --               --                 822
Redeemed......................                                   (3,966)          (3,157)                 --
                               ----------     ----------     ----------       ----------          ----------
Change in Class C shares......                                  601,488          691,062             547,938
                               ----------     ----------     ----------       ----------          ----------
Change in shares..............    548,521        438,089        601,488          691,062             547,938
                               ==========     ==========     ==========       ==========          ==========

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued)
May 31, 2004

7. CONCENTRATIONS AND INDEMNIFICATIONS
The Performance Large Cap Equity and Leaders Equity Funds may have elements of risk associated with their portfolio holdings due to a concentration of investments in a limited number of industries, which may vary throughout the year. Such concentrations may subject these Funds to additional risk resulting from economic conditions in such industries.

As of May 31, 2004, The Performance Large Cap Equity Fund invested approximately 16.9% of its respective portfolio in securities issued by companies in the financial services sector, comprising of different industries within the sector.

As of May 31, 2004, The Performance Leaders Equity Fund invested approximately 25.9% of its respective portfolio in securities issued by companies in the health care sector, comprising of different industries within the sector.

Under the Funds' organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

                      (This page intentionally left blank)

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

                                                                     INVESTMENT ACTIVITIES
                                          NET ASSET      ----------------------------------------------
                                           VALUE,           NET           NET REALIZED       TOTAL FROM
                                          BEGINNING      INVESTMENT         GAINS ON         INVESTMENT
                                          OF PERIOD        INCOME         INVESTMENTS        ACTIVITIES
                                          ---------      ----------      --------------      ----------
INSTITUTIONAL CLASS
  Year Ended May 31, 2004...............    $1.00          $0.01               $--*            $0.01
  Year Ended May 31, 2003...............     1.00           0.01               --*              0.01
  Year Ended May 31, 2002...............     1.00           0.02               --*              0.02
  Year Ended May 31, 2001...............     1.00           0.06               --               0.06
  Year Ended May 31, 2000...............     1.00           0.05               --               0.05

CLASS A
  Year Ended May 31, 2004...............     1.00             --*              --*                --*
  Year Ended May 31, 2003...............     1.00           0.01               --*              0.01
  Year Ended May 31, 2002...............     1.00           0.02               --*              0.02
  Year Ended May 31, 2001...............     1.00           0.06               --               0.06
  Year Ended May 31, 2000...............     1.00           0.05               --               0.05

CLASS B
  Year Ended May 31, 2004...............     1.00             --*              --*                --*
  Year Ended May 31, 2003...............     1.00             --*              --*                --*
  Year Ended May 31, 2002...............     1.00           0.01*              --*              0.01*
  Year Ended May 31, 2001...............     1.00           0.05               --               0.05
  Year Ended May 31, 2000...............     1.00           0.04               --               0.04

                                                  DIVIDENDS
                                          -------------------------
                                             NET
                                          INVESTMENT        TOTAL
                                            INCOME        DIVIDENDS
                                          ----------      ---------
INSTITUTIONAL CLASS
  Year Ended May 31, 2004...............    $(0.01)        $(0.01)
  Year Ended May 31, 2003...............     (0.01)         (0.01)
  Year Ended May 31, 2002...............     (0.02)         (0.02)
  Year Ended May 31, 2001...............     (0.06)         (0.06)
  Year Ended May 31, 2000...............     (0.05)         (0.05)
CLASS A
  Year Ended May 31, 2004...............        --*            --*
  Year Ended May 31, 2003...............     (0.01)         (0.01)
  Year Ended May 31, 2002...............     (0.02)         (0.02)
  Year Ended May 31, 2001...............     (0.06)         (0.06)
  Year Ended May 31, 2000...............     (0.05)         (0.05)
CLASS B
  Year Ended May 31, 2004...............        --*            --*
  Year Ended May 31, 2003...............        --*            --*
  Year Ended May 31, 2002...............     (0.01)         (0.01)
  Year Ended May 31, 2001...............     (0.05)         (0.05)
  Year Ended May 31, 2000...............     (0.04)         (0.04)

---------------

 * Less than $0.005 per share.

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

                                                                              RATIOS/SUPPLEMENTARY DATA
                                                                             ---------------------------

                                                              TOTAL RETURN                     RATIO OF
                                                NET ASSET      (EXCLUDES     NET ASSETS AT     EXPENSES
                                                 VALUE,          SALES       END OF PERIOD    TO AVERAGE
                                              END OF PERIOD     CHARGE)         (000'S)       NET ASSETS
                                              -------------   ------------   --------------   ----------

INSTITUTIONAL CLASS
 Year Ended May 31, 2004.....................     $1.00            .60%         $439,167         0.45%
 Year Ended May 31, 2003.....................      1.00           1.11           478,796         0.44
 Year Ended May 31, 2002.....................      1.00           2.26           533,027         0.42
 Year Ended May 31, 2001.....................      1.00           5.92           574,726         0.37
 Year Ended May 31, 2000.....................      1.00           5.38           432,090         0.35

CLASS A
 Year Ended May 31, 2004.....................      1.00           0.33            40,497         0.70
 Year Ended May 31, 2003.....................      1.00           0.86            52,470         0.69
 Year Ended May 31, 2002.....................      1.00           2.01            76,525         0.67
 Year Ended May 31, 2001.....................      1.00           5.66            86,334         0.62
 Year Ended May 31, 2000.....................      1.00           5.12            82,852         0.60

CLASS B
 Year Ended May 31, 2004.....................      1.00           0.33               172          .73
 Year Ended May 31, 2003.....................      1.00           0.39               362         1.15
 Year Ended May 31, 2002.....................      1.00           1.24               311         1.42
 Year Ended May 31, 2001.....................      1.00           4.87               266         1.37
 Year Ended May 31, 2000.....................      1.00           4.35               308         1.33

                                                RATIOS/SUPPLEMENTARY DATA
                                               ----------------------------
                                               RATIO OF NET
                                                INVESTMENT      RATIO OF
                                                  INCOME        EXPENSES
                                                TO AVERAGE     TO AVERAGE
                                                NET ASSETS    NET ASSETS(A)
                                               ------------   -------------
INSTITUTIONAL CLASS
 Year Ended May 31, 2004.....................       .60%          0.58%
 Year Ended May 31, 2003.....................      1.12           0.57
 Year Ended May 31, 2002.....................      2.26           0.56
 Year Ended May 31, 2001.....................      5.73           0.55
 Year Ended May 31, 2000.....................      5.26           0.54
CLASS A
 Year Ended May 31, 2004.....................      0.35           0.93
 Year Ended May 31, 2003.....................      0.89           0.92
 Year Ended May 31, 2002.....................      2.02           0.91
 Year Ended May 31, 2001.....................      5.49           0.90
 Year Ended May 31, 2000.....................      4.99           0.79
CLASS B
 Year Ended May 31, 2004.....................      0.33           1.58
 Year Ended May 31, 2003.....................      0.39           1.57
 Year Ended May 31, 2002.....................      1.18           1.56
 Year Ended May 31, 2001.....................      4.76           1.55
 Year Ended May 31, 2000.....................      4.30           1.52

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

                                                                     INVESTMENT ACTIVITIES
                                                         ----------------------------------------------
                                                                          NET REALIZED
                                          NET ASSET                           AND
                                           VALUE,           NET            UNREALIZED        TOTAL FROM
                                          BEGINNING      INVESTMENT      GAINS/(LOSSES)      INVESTMENT
                                          OF PERIOD        INCOME        ON INVESTMENTS      ACTIVITIES
                                          ---------      ----------      --------------      ----------
INSTITUTIONAL CLASS
  Year Ended May 31, 2004...............   $10.20          $0.25             $(0.23)           $0.02
  Year Ended May 31, 2003...............    10.11           0.33               0.12             0.45
  Year Ended May 31, 2002...............    10.02           0.44               0.09             0.53
  Year Ended May 31, 2001...............     9.66           0.53               0.36             0.89
  Year Ended May 31, 2000...............     9.79           0.51              (0.13)            0.38

CLASS A
  Year Ended May 31, 2004...............    10.19           0.21              (0.21)            0.00
  Year Ended May 31, 2003...............    10.11           0.31               0.11             0.42
  Year Ended May 31, 2002...............    10.02           0.42               0.09             0.51
  Year Ended May 31, 2001...............     9.66           0.51               0.36             0.87
  Year Ended May 31, 2000...............     9.79           0.48              (0.13)            0.35

                                                  DIVIDENDS
                                          -------------------------

                                             NET
                                          INVESTMENT        TOTAL
                                            INCOME        DIVIDENDS
                                          ----------      ---------
INSTITUTIONAL CLASS
  Year Ended May 31, 2004...............    $(0.28)        $(0.28)
  Year Ended May 31, 2003...............     (0.36)         (0.36)
  Year Ended May 31, 2002...............     (0.44)         (0.44)
  Year Ended May 31, 2001...............     (0.53)         (0.53)
  Year Ended May 31, 2000...............     (0.51)         (0.51)
CLASS A
  Year Ended May 31, 2004...............     (0.26)         (0.26)
  Year Ended May 31, 2003...............     (0.34)         (0.34)
  Year Ended May 31, 2002...............     (0.42)         (0.42)
  Year Ended May 31, 2001...............     (0.51)         (0.51)
  Year Ended May 31, 2000...............     (0.48)         (0.48)

---------------

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) No voluntary waivers during this period.

                       See notes to financial statements.

                                                                                      RATIOS/SUPPLEMENTARY DATA
                                                                              ------------------------------------------
                                                                                                            RATIO OF NET
                                                                                                RATIO OF     INVESTMENT
                                                NET ASSET     TOTAL RETURN    NET ASSETS AT     EXPENSES       INCOME
                                                 VALUE,         (EXCLUDES     END OF PERIOD    TO AVERAGE    TO AVERAGE
                                              END OF PERIOD   SALES CHARGE)      (000'S)       NET ASSETS    NET ASSETS
                                              -------------   -------------   --------------   ----------   ------------

INSTITUTIONAL CLASS
  Year Ended May 31, 2004....................    $ 9.94            0.22%         $80,391          0.73%         2.50%
  Year Ended May 31, 2003....................     10.20            4.51           85,962          0.71          3.22
  Year Ended May 31, 2002....................     10.11            5.42           88,846          0.71          4.40
  Year Ended May 31, 2001....................     10.02            9.46           68,672          0.73          5.42
  Year Ended May 31, 2000....................      9.66            3.94           87,517          0.70          5.20

CLASS A
  Year Ended May 31, 2004....................      9.93           (0.03)           9,691          0.98          2.22
  Year Ended May 31, 2003....................     10.19            4.16           13,388          0.97          2.91
  Year Ended May 31, 2002....................     10.11            5.16            9,486          0.96          4.14
  Year Ended May 31, 2001....................     10.02            9.19            5,865          0.98          5.16
  Year Ended May 31, 2000....................      9.66            3.68            4,466          0.95          4.95

                                                RATIOS/SUPPLEMENTARY DATA
                                               ----------------------------

                                                 RATIO OF
                                                 EXPENSES
                                                TO AVERAGE      PORTFOLIO
                                               NET ASSETS(A)   TURNOVER(B)
                                               -------------   ------------
INSTITUTIONAL CLASS
  Year Ended May 31, 2004....................          (c)        35.79%
  Year Ended May 31, 2003....................          (c)        43.36
  Year Ended May 31, 2002....................          (c)        39.48
  Year Ended May 31, 2001....................          (c)        29.53
  Year Ended May 31, 2000....................          (c)        32.29
CLASS A
  Year Ended May 31, 2004....................      1.08%          35.79
  Year Ended May 31, 2003....................      1.07           43.36
  Year Ended May 31, 2002....................      1.06           39.48
  Year Ended May 31, 2001....................      1.08           29.53
  Year Ended May 31, 2000....................          (c)        32.29

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM INCOME FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

                                                             INVESTMENT ACTIVITIES                   DIVIDENDS
                                                   -----------------------------------------   ----------------------
                                                                 NET REALIZED
                                       NET ASSET                      AND
                                        VALUE,        NET         UNREALIZED      TOTAL FROM      NET
                                       BEGINNING   INVESTMENT   GAINS/(LOSSES)    INVESTMENT   INVESTMENT     TOTAL
                                       OF PERIOD     INCOME     ON INVESTMENTS    ACTIVITIES     INCOME     DIVIDENDS
                                       ---------   ----------   ---------------   ----------   ----------   ---------
INSTITUTIONAL CLASS
  Year Ended May 31, 2004............   $10.96       $0.51          $(0.59)         $(0.08)      $(0.49)     $(0.49)
  Year Ended May 31, 2003............    10.44        0.58            0.50            1.08        (0.56)      (0.56)
  Year Ended May 31, 2002............    10.19        0.60            0.23            0.83        (0.58)      (0.58)
  Year Ended May 31, 2001............     9.58        0.59            0.61            1.20        (0.59)      (0.59)
  Year Ended May 31, 2000............    10.06        0.55           (0.48)           0.07        (0.55)      (0.55)

CLASS A
  Year Ended May 31, 2004............    10.95        0.51           (0.62)          (0.11)       (0.46)      (0.46)
  Year Ended May 31, 2003............    10.43        0.55            0.50            1.05        (0.53)      (0.53)
  Year Ended May 31, 2002............    10.18        0.58            0.23            0.81        (0.56)      (0.56)
  Year Ended May 31, 2001............     9.57        0.56            0.61            1.17        (0.56)      (0.56)
  Year Ended May 31, 2000............    10.05        0.52           (0.48)           0.04        (0.52)      (0.52)

CLASS B
  Period Ended May 31, 2004..........    10.95        0.40           (0.59)          (0.19)       (0.38)      (0.38)
  Year Ended May 31, 2003............    10.43        0.47            0.51            0.98        (0.46)      (0.46)
  Year Ended May 31, 2002............    10.18        0.49            0.24            0.73        (0.48)      (0.48)
  Year Ended May 31, 2001............     9.57        0.49            0.61            1.10        (0.49)      (0.49)
  Year Ended May 31, 2000............    10.05        0.45           (0.48)          (0.03)       (0.45)      (0.45)

---------------

(a) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

                                                                              RATIOS/SUPPLEMENTARY DATA
                                                                   -----------------------------------------------
                                                                                                    RATIO OF NET
                                                                                      RATIO OF       INVESTMENT
                                 NET ASSET       TOTAL RETURN      NET ASSETS AT      EXPENSES         INCOME
                                  VALUE,           (EXCLUDES       END OF PERIOD     TO AVERAGE      TO AVERAGE
                               END OF PERIOD     SALES CHARGE)        (000'S)        NET ASSETS      NET ASSETS
                               -------------     -------------     -------------     ----------     ------------

INSTITUTIONAL CLASS
  Year Ended May 31, 2004.....    $10.39             (0.77)%         $ 68,896           0.82%           4.72%
  Year Ended May 31, 2003.....     10.96             10.64             77,737           0.80            5.48
  Year Ended May 31, 2002.....     10.44              8.34             85,922           0.79            5.78
  Year Ended May 31, 2001.....     10.19             12.79            121,110           0.76            5.93
  Year Ended May 31, 2000.....      9.58              0.71            141,404           0.75            5.59

CLASS A
  Year Ended May 31, 2004.....     10.38             (1.03)             7,578           1.07            4.50
  Year Ended May 31, 2003.....     10.95             10.37             11,324           1.05            5.21
  Year Ended May 31, 2002.....     10.43              8.07             10,646           1.04            5.58
  Year Ended May 31, 2001.....     10.18             12.51             11,888           1.01            5.65
  Year Ended May 31, 2000.....      9.57              0.45              6,139           1.00            5.32

CLASS B
  Period Ended May 31, 2004...     10.38             (1.77)               591           1.82            3.72
  Year Ended May 31, 2003.....     10.95              9.59                716           1.79            4.57
  Year Ended May 31, 2002.....     10.43              7.31                370           1.79            4.88
  Year Ended May 31, 2001.....     10.18             11.69                116           1.76            4.92
  Year Ended May 31, 2000.....      9.57             (0.30)                76           1.75            4.57

                                  RATIOS/SUPPLEMENTARY DATA
                                -----------------------------

                                  RATIO OF
                                  EXPENSES
                                 TO AVERAGE        PORTFOLIO
                                NET ASSETS(A)     TURNOVER(B)
                                -------------     -----------
INSTITUTIONAL CLASS
  Year Ended May 31, 2004.....      0.87%            20.22%
  Year Ended May 31, 2003.....      0.85             16.97
  Year Ended May 31, 2002.....      0.84              7.02
  Year Ended May 31, 2001.....      0.81             14.06
  Year Ended May 31, 2000.....      0.80             53.19
CLASS A
  Year Ended May 31, 2004.....      1.22             20.22
  Year Ended May 31, 2003.....      1.20             16.97
  Year Ended May 31, 2002.....      1.19              7.02
  Year Ended May 31, 2001.....      1.16             14.06
  Year Ended May 31, 2000.....      1.05             53.19
CLASS B
  Period Ended May 31, 2004...      1.87             20.22
  Year Ended May 31, 2003.....      1.84             16.97
  Year Ended May 31, 2002.....      1.84              7.02
  Year Ended May 31, 2001.....      1.81             14.06
  Year Ended May 31, 2000.....      1.80             53.19

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

                                                                       INVESTMENT ACTIVITIES
                                                         --------------------------------------------------
                                                                           NET REALIZED
                                          NET ASSET                            AND
                                           VALUE,           NET             UNREALIZED          TOTAL FROM
                                          BEGINNING      INVESTMENT       GAINS/(LOSSES)        INVESTMENT
                                          OF PERIOD        INCOME         ON INVESTMENTS        ACTIVITIES
                                          ---------      ----------      ----------------      ------------
INSTITUTIONAL CLASS
  Year Ended May 31, 2004...............   $15.19          $ 0.15             $ 1.77              $ 1.92
  Year Ended May 31, 2003...............    18.37            0.15              (1.97)              (1.82)
  Year Ended May 31, 2002...............    23.25            0.12              (3.11)              (2.99)
  Year Ended May 31, 2001...............    28.83            0.11              (3.39)              (3.28)
  Year Ended May 31, 2000...............    28.18            0.12               1.41                1.53

CLASS A
  Year Ended May 31, 2004...............    15.12            0.10               1.77                1.87
  Year Ended May 31, 2003...............    18.29            0.12              (1.96)              (1.84)
  Year Ended May 31, 2002...............    23.18            0.06              (3.09)              (3.03)
  Year Ended May 31, 2001...............    28.78            0.05              (3.38)              (3.33)
  Year Ended May 31, 2000...............    28.16            0.05               1.40                1.45

CLASS B
  Year Ended May 31, 2004...............    14.73           (0.01)              1.72                1.71
  Year Ended May 31, 2003...............    17.92              --              (1.93)              (1.93)
  Year Ended May 31, 2002...............    22.86           (0.09)             (3.04)              (3.13)
  Year Ended May 31, 2001...............    28.55           (0.13)             (3.35)              (3.48)
  Year Ended May 31, 2000...............    28.08           (0.13)              1.37                1.24

                                                           DIVIDENDS
                                          -------------------------------------------

                                             NET
                                          INVESTMENT    NET REALIZED          TOTAL
                                            INCOME          GAINS           DIVIDENDS
                                          ----------   ---------------      ---------
INSTITUTIONAL CLASS
  Year Ended May 31, 2004...............    $(0.14)        $(1.22)           $(1.36)
  Year Ended May 31, 2003...............     (0.15)         (1.21)            (1.36)
  Year Ended May 31, 2002...............     (0.11)         (1.78)            (1.89)
  Year Ended May 31, 2001...............     (0.10)         (2.20)            (2.30)
  Year Ended May 31, 2000...............     (0.11)         (0.77)            (0.88)
CLASS A
  Year Ended May 31, 2004...............     (0.11)         (1.22)            (1.33)
  Year Ended May 31, 2003...............     (0.12)         (1.21)            (1.33)
  Year Ended May 31, 2002...............     (0.08)         (1.78)            (1.86)
  Year Ended May 31, 2001...............     (0.07)         (2.20)            (2.27)
  Year Ended May 31, 2000...............     (0.06)         (0.77)            (0.83)
CLASS B
  Year Ended May 31, 2004...............     (0.04)         (1.22)            (1.26)
  Year Ended May 31, 2003...............     (0.05)         (1.21)            (1.26)
  Year Ended May 31, 2002...............     (0.03)         (1.78)            (1.81)
  Year Ended May 31, 2001...............     (0.01)         (2.20)            (2.21)
  Year Ended May 31, 2000...............        --          (0.77)            (0.77)

---------------

(a) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) No voluntary waivers during this period.

                       See notes to financial statements.

                                                                                      RATIOS/SUPPLEMENTARY DATA
                                                                              ------------------------------------------
                                                                                                            RATIO OF NET
                                                                                                RATIO OF     INVESTMENT
                                                NET ASSET                     NET ASSETS AT     EXPENSES       INCOME
                                                 VALUE,                       END OF PERIOD    TO AVERAGE    TO AVERAGE
                                              END OF PERIOD   TOTAL RETURN       (000'S)       NET ASSETS    NET ASSETS
                                              -------------   -------------   --------------   ----------   ------------

INSTITUTIONAL CLASS
  Year Ended May 31, 2004....................    $15.75           13.06%         $ 68,743         1.01%         0.03%
  Year Ended May 31, 2003....................     15.19           (9.55)           81,858         1.02          1.04
  Year Ended May 31, 2002....................     18.37          (13.58)           93,095         0.95          0.57
  Year Ended May 31, 2001....................     23.25          (12.02)          154,776         0.90          0.38
  Year Ended May 31, 2000....................     28.83            5.35           290,637         0.87          0.43

CLASS A
  Year Ended May 31, 2004....................     15.66           12.73            28,495         1.26          0.67
  Year Ended May 31, 2003....................     15.12           (9.76)           30,070         1.27          0.78
  Year Ended May 31, 2002....................     18.29          (13.75)           39,586         1.20          0.32
  Year Ended May 31, 2001....................     23.18          (12.24)           43,028         1.15          0.17
  Year Ended May 31, 2000....................     28.78            5.08            53,777         1.12          0.18

CLASS B
  Year Ended May 31, 2004....................     15.18           11.92             3,058         2.01         (0.08)
  Year Ended May 31, 2003....................     14.73          (10.48)            3,333         2.02          0.02
  Year Ended May 31, 2002....................     17.92          (14.41)            4,770         1.95         (0.43)
  Year Ended May 31, 2001....................     22.86          (12.87)            6,328         1.90         (0.58)
  Year Ended May 31, 2000....................     28.55            4.31             7,189         1.87         (0.57)

                                                RATIOS/SUPPLEMENTARY DATA
                                               ----------------------------

                                                 RATIO OF
                                                 EXPENSES
                                                TO AVERAGE      PORTFOLIO
                                               NET ASSETS(A)   TURNOVER(B)
                                               -------------   ------------
INSTITUTIONAL CLASS
  Year Ended May 31, 2004....................          (c)        36.91%
  Year Ended May 31, 2003....................          (c)         3.83
  Year Ended May 31, 2002....................          (c)         8.28
  Year Ended May 31, 2001....................          (c)         2.51
  Year Ended May 31, 2000....................          (c)         8.83
CLASS A
  Year Ended May 31, 2004....................      1.36%          36.91
  Year Ended May 31, 2003....................      1.37            3.83
  Year Ended May 31, 2002....................      1.30            8.28
  Year Ended May 31, 2001....................      1.25            2.51
  Year Ended May 31, 2000....................          (c)         8.83
CLASS B
  Year Ended May 31, 2004....................          (c)        36.91
  Year Ended May 31, 2003....................          (c)         3.83
  Year Ended May 31, 2002....................          (c)         8.28
  Year Ended May 31, 2001....................          (c)         2.51
  Year Ended May 31, 2000....................          (c)         8.83

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

                                                                       INVESTMENT ACTIVITIES
                                                         -------------------------------------------------
                                                                             NET REALIZED
                                          NET ASSET                              AND
                                           VALUE,             NET             UNREALIZED        TOTAL FROM
                                          BEGINNING       INVESTMENT        GAINS/(LOSSES)      INVESTMENT
                                          OF PERIOD      INCOME/(LOSS)      ON INVESTMENTS      ACTIVITIES
                                          ---------      -------------      --------------      ----------
INSTITUTIONAL CLASS
  Year Ended May 31, 2004...............   $12.53           $(0.04)             $ 3.47            $ 3.43
  Year Ended May 31, 2003...............    13.41            (0.01)              (0.87)            (0.88)
  Year Ended May 31, 2002...............    15.59            (0.01)               0.08              0.07
  Year Ended May 31, 2001...............    17.13            (0.01)               0.93              0.92
  Year Ended May 31, 2000...............    18.61               --*               1.66              1.66

CLASS A
  Year Ended May 31, 2004...............    12.37            (0.07)               3.42              3.35
  Year Ended May 31, 2003...............    13.27            (0.04)              (0.86)            (0.90)
  Year Ended May 31, 2002...............    15.49            (0.03)               0.06              0.03
  Year Ended May 31, 2001...............    17.07            (0.04)               0.92              0.88
  Year Ended May 31, 2000...............    18.59            (0.05)               1.67              1.62

CLASS B
  Year Ended May 31, 2004...............    11.81            (0.11)               3.20              3.09
  Year Ended May 31, 2003...............    12.79            (0.13)              (0.85)            (0.98)
  Year Ended May 31, 2002...............    15.11            (0.12)               0.05             (0.07)
  Year Ended May 31, 2001...............    16.82            (0.17)               0.92              0.75
  Year Ended May 31, 2000...............    18.49            (0.11)               1.58              1.47

                                                         DIVIDENDS
                                          ----------------------------------------

                                             NET
                                          INVESTMENT   NET REALIZED        TOTAL
                                            INCOME        GAINS          DIVIDENDS
                                          ----------   ------------      ---------
INSTITUTIONAL CLASS
  Year Ended May 31, 2004...............    $   --        $   --          $   --
  Year Ended May 31, 2003...............        --            --              --
  Year Ended May 31, 2002...............        --         (2.25)          (2.25)
  Year Ended May 31, 2001...............        --         (2.46)          (2.46)
  Year Ended May 31, 2000...............        --         (3.14)          (3.14)
CLASS A
  Year Ended May 31, 2004...............        --            --              --
  Year Ended May 31, 2003...............        --            --              --
  Year Ended May 31, 2002...............        --         (2.25)          (2.25)
  Year Ended May 31, 2001...............        --         (2.46)          (2.46)
  Year Ended May 31, 2000...............        --         (3.14)          (3.14)
CLASS B
  Year Ended May 31, 2004...............        --            --              --
  Year Ended May 31, 2003...............        --            --              --
  Year Ended May 31, 2002...............        --         (2.25)          (2.25)
  Year Ended May 31, 2001...............        --         (2.46)          (2.46)
  Year Ended May 31, 2000...............        --         (3.14)          (3.14)

---------------

  * Less than $0.005 per share.

(a) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) No voluntary waivers during this period.

                       See notes to financial statements.

                                                                                        RATIOS/SUPPLEMENTARY DATA
                                                                                ------------------------------------------
                                                                                                              RATIO OF NET
                                                                                                  RATIO OF     INVESTMENT
                                                NET ASSET                       NET ASSETS AT     EXPENSES       INCOME
                                                 VALUE,                         END OF PERIOD    TO AVERAGE    TO AVERAGE
                                              END OF PERIOD    TOTAL RETURN        (000'S)       NET ASSETS    NET ASSETS
                                              -------------   ---------------   --------------   ----------   ------------

INSTITUTIONAL CLASS
  Year Ended May 31, 2004....................    $15.96            27.45%          $ 65,878         1.14%        (0.18)%
  Year Ended May 31, 2003....................     12.53            (6.56)            61,177         1.16         (0.12)
  Year Ended May 31, 2002....................     13.41             1.22             72,308         1.14         (0.05)
  Year Ended May 31, 2001....................     15.59             5.13             74,765         1.13         (0.03)
  Year Ended May 31, 2000....................     17.13             8.55             95,307         1.11         (0.03)

CLASS A
  Year Ended May 31, 2004....................     15.72            27.08             21,766         1.39         (0.43)
  Year Ended May 31, 2003....................     12.37            (6.78)            17,652         1.41         (0.37)
  Year Ended May 31, 2002....................     13.27             0.96             20,949         1.38         (0.33)
  Year Ended May 31, 2001....................     15.49             4.90             14,890         1.38         (0.27)
  Year Ended May 31, 2000....................     17.07             8.27             16,708         1.36         (0.28)

CLASS B
  Year Ended May 31, 2004....................     14.90            26.16              1,027         2.15         (1.17)
  Year Ended May 31, 2003....................     11.81            (7.66)               379         2.16         (1.12)
  Year Ended May 31, 2002....................     12.79             0.26                492         2.14         (1.06)
  Year Ended May 31, 2001....................     15.11             4.14                473         2.13         (1.03)
  Year Ended May 31, 2000....................     16.82             7.37                449         2.13         (1.07)

                                                RATIOS/SUPPLEMENTARY DATA
                                               ----------------------------

                                                 RATIO OF
                                                 EXPENSES
                                                TO AVERAGE      PORTFOLIO
                                               NET ASSETS(A)   TURNOVER(B)
                                               -------------   ------------
INSTITUTIONAL CLASS
  Year Ended May 31, 2004....................           (c)       18.89%
  Year Ended May 31, 2003....................           (c)        0.00
  Year Ended May 31, 2002....................           (c)       38.78
  Year Ended May 31, 2001....................           (c)       62.14
  Year Ended May 31, 2000....................           (c)       56.82
CLASS A
  Year Ended May 31, 2004....................       1.49%         18,89
  Year Ended May 31, 2003....................       1.51           0.00
  Year Ended May 31, 2002....................       1.36          38.78
  Year Ended May 31, 2001....................       1.48          62.14
  Year Ended May 31, 2000....................           (c)       56.82
CLASS B
  Year Ended May 31, 2004....................           (c)       18.89
  Year Ended May 31, 2003....................           (c)        0.00
  Year Ended May 31, 2002....................           (c)       38.78
  Year Ended May 31, 2001....................           (c)       62.14
  Year Ended May 31, 2000....................           (c)       56.82

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

                                                                      INVESTMENT ACTIVITIES
                                                         -----------------------------------------------
                                                                          NET REALIZED
                                          NET ASSET                            AND
                                           VALUE,           NET            UNREALIZED         TOTAL FROM
                                          BEGINNING      INVESTMENT          LOSSES           INVESTMENT
                                          OF PERIOD         LOSS         ON INVESTMENTS       ACTIVITIES
                                          ---------      ----------      ---------------      ----------
INSTITUTIONAL CLASS
  Year Ended May 31, 2004...............   $ 6.19          $(0.04)           $ 1.36             $ 1.32
  Year Ended May 31, 2003...............     7.28           (0.04)            (1.05)             (1.09)
  Year Ended May 31, 2002...............     7.89           (0.04)            (0.57)             (0.61)
  Period Ended May 31, 2001(c)..........    10.00           (0.01)            (2.10)             (2.11)

CLASS A
  Year Ended May 31, 2004...............     6.14           (0.06)             1.37               1.31
  Year Ended May 31, 2003...............     7.24           (0.06)            (1.04)             (1.10)
  Year Ended May 31, 2002...............     7.87           (0.05)            (0.58)             (0.63)
  Period Ended May 31, 2001(c)..........    10.00           (0.02)            (2.11)             (2.13)

CLASS B
  Year Ended May 31, 2004...............     6.02           (0.12)             1.33               1.21
  Year Ended May 31, 2003...............     7.15           (0.10)            (1.03)             (1.13)
  Year Ended May 31, 2002...............     7.84           (0.11)            (0.58)             (0.69)
  Year Ended May 31, 2001(c)............    10.00           (0.06)            (2.10)             (2.16)

                                                DIVIDENDS
                                          ----------------------

                                             NET
                                          INVESTMENT     TOTAL
                                            INCOME     DIVIDENDS
                                          ----------   ---------
INSTITUTIONAL CLASS
  Year Ended May 31, 2004...............     $--          $--
  Year Ended May 31, 2003...............      --*          --
  Year Ended May 31, 2002...............      --           --
  Period Ended May 31, 2001(c)..........      --*          --
CLASS A
  Year Ended May 31, 2004...............      --           --
  Year Ended May 31, 2003...............      --*          --
  Year Ended May 31, 2002...............      --           --
  Period Ended May 31, 2001(c)..........      --*          --
CLASS B
  Year Ended May 31, 2004...............      --           --
  Year Ended May 31, 2003...............      --*          --
  Year Ended May 31, 2002...............      --           --
  Year Ended May 31, 2001(c)............      --*          --

---------------

  * Less than $0.005 per share.

(a) During the period, certain fees were contractually reimbursed. If such fee reimbursements had not occurred, the ratio would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) Fund commenced operations on September 1, 2000.

(d) Not annualized.

(e)  Annualized.

                       See notes to financial statements.

                                                                                        RATIOS/SUPPLEMENTARY DATA
                                                                                ------------------------------------------
                                                                                                              RATIO OF NET
                                                                                                  RATIO OF     INVESTMENT
                                                NET ASSET                       NET ASSETS AT     EXPENSES       INCOME
                                                 VALUE,                         END OF PERIOD    TO AVERAGE    TO AVERAGE
                                              END OF PERIOD    TOTAL RETURN        (000'S)       NET ASSETS    NET ASSETS
                                              -------------   ---------------   --------------   ----------   ------------

INSTITUTIONAL CLASS
  Year Ended May 31, 2004....................     $7.51            21.32%          $31,127          1.25%        (0.72)%
  Year Ended May 31, 2003....................      6.19           (14.97)           22,313          1.25         (0.67)
  Year Ended May 31, 2002....................      7.28            (7.73)           22,943          1.25         (0.68)
  Period Ended May 31, 2001(d)...............      7.89           (21.08)(d)        18,473          1.25(e)      (0.22)(e)

CLASS A
  Year Ended May 31, 2004....................      7.45            21.34             1,036          1.50         (0.97)
  Year Ended May 31, 2003....................      6.14           (15.19)              812          1.50         (0.93)
  Year Ended May 31, 2002....................      7.24            (8.01)            1,049          1.50         (0.94)
  Period Ended May 31, 2001(d)...............      7.87           (21.28)(d)           809          1.50(e)      (0.48)(e)

CLASS B
  Year Ended May 31, 2004....................      7.23            20.10               239          2.25         (1.71)
  Year Ended May 31, 2003....................      6.02           (15.80)              178          2.25         (1.68)
  Year Ended May 31, 2002....................      7.15            (8.80)              236          2.25         (1.68)
  Period Ended May 31, 2001(d)...............      7.84           (21.60)(d)           249          2.25(e)      (1.26)(e)

                                                RATIOS/SUPPLEMENTARY DATA
                                               ----------------------------

                                                 RATIO OF
                                                 EXPENSES
                                                TO AVERAGE      PORTFOLIO
                                               NET ASSETS(A)   TURNOVER(B)
                                               -------------   ------------
INSTITUTIONAL CLASS
  Year Ended May 31, 2004....................       1.57%         196.42%
  Year Ended May 31, 2003....................       1.68          185.64
  Year Ended May 31, 2002....................       1.74          152.13
  Period Ended May 31, 2001(d)...............       1.69(e)       140.49(d)
CLASS A
  Year Ended May 31, 2004....................       1.92%         196.42
  Year Ended May 31, 2003....................       2.03          185.64
  Year Ended May 31, 2002....................       2.08          152.13
  Period Ended May 31, 2001(d)...............       2.04(e)       140.49(d)
CLASS B
  Year Ended May 31, 2004....................       2.57%         196.42
  Year Ended May 31, 2003....................       2.68          185.64
  Year Ended May 31, 2002....................       2.74          152.13
  Period Ended May 31, 2001(d)...............       2.69(e)       140.49(d)

                       See notes to financial statements.

PERFORMANCE FUND TRUST
THE ADVISOR LIFESTYLE SERIES
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

                                                                     INVESTMENT ACTIVITIES
                                                         ---------------------------------------------
                                                                              NET
                                                                           REALIZED
                                                                              AND
                                          NET ASSET         NET           UNREALIZED          TOTAL
                                           VALUE,        INVESTMENT        LOSSES ON           FROM
                                          BEGINNING       LOSS IN         INVESTMENTS       INVESTMENT
                                          OF PERIOD      AFFILIATES      IN AFFILIATES      ACTIVITIES
                                          ---------      ----------      -------------      ----------
THE ADVISOR GROWTH FUND
CLASS C SHARES
 Year Ended May 31, 2004(b).............   $10.00          $(0.06)           $1.17            $1.11
THE ADVISOR MODERATE FUND
CLASS C SHARES
 Year Ended May 31, 2004(b).............   $10.00          $(0.02)           $0.92            $0.90
THE ADVISOR CONSERVATIVE FUND
CLASS C SHARES
 Year Ended May 31, 2004(b).............   $10.00          $ 0.03            $0.40            $0.43

                                                  DIVIDENDS
                                          -------------------------

                                             NET
                                          INVESTMENT        TOTAL
                                            INCOME        DIVIDENDS
                                          ----------      ---------
THE ADVISOR GROWTH FUND
CLASS C SHARES
 Year Ended May 31, 2004(b).............    $   --         $   --
THE ADVISOR MODERATE FUND
CLASS C SHARES
 Year Ended May 31, 2004(b).............    $   --         $   --
THE ADVISOR CONSERVATIVE FUND
CLASS C SHARES
 Year Ended May 31, 2004(b).............    $(0.03)        $(0.03)

---------------

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b) Fund commenced operations on August 5, 2003.

(c) Not annualized.

(d)  Annualized.

                       See notes to financial statements.

                                                                        RATIOS/SUPPLEMENTARY DATA
                                                                        -----------------------

                                                             TOTAL      NET ASSETS
                                               NET ASSET     RETURN         AT        RATIO OF
                                                VALUE,     (EXCLUDES      END OF      EXPENSES
                                                END OF     REDEMPTION     PERIOD     TO AVERAGE
                                                PERIOD      CHARGE)       (000)      NET ASSETS
                                               ---------   ----------   ----------   ----------

THE ADVISOR GROWTH FUND
CLASS C SHARES
  Year Ended May 31, 2004....................   $11.11        11.10%(c)   $6,680        1.99%(d)

THE ADVISOR MODERATE FUND
CLASS C SHARES
  Year Ended May 31, 2004....................   $10.90         9.00%(c)   $7,530        1.97%(d)

THE ADVISOR CONSERVATIVE FUND
CLASS C SHARES
  Year Ended May 31, 2004....................   $10.40         4.27%(c)   $5,698        2.04%(d)

                                                    RATIOS/SUPPLEMENTARY DATA
                                               ----------------------------------------
                                                  RATIO
                                                  OF NET
                                                INVESTMENT
                                                  INCOME        RATIO OF
                                                    TO          EXPENSES
                                                 AVERAGE       TO AVERAGE     PORTFOLIO
                                                NET ASSETS    NET ASSETS(A)   TURNOVER
                                               ------------   -------------   ---------
THE ADVISOR GROWTH FUND
CLASS C SHARES
  Year Ended May 31, 2004....................      (.78)%(d)      2.36%(d)      13.98%(c)
THE ADVISOR MODERATE FUND
CLASS C SHARES
  Year Ended May 31, 2004....................     (0.26)%(d)      2.33%(d)      10.07%(c)
THE ADVISOR CONSERVATIVE FUND
CLASS C SHARES
  Year Ended May 31, 2004....................       .36%(d)       2.40%(d)      12.32%(c)

                       See notes to financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Performance Funds Trust

    In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Advisor Growth Fund, The Advisor Moderate Fund, and The Advisor Conservative Fund (separate portfolios constituting the Performance Funds Trust, hereafter referred to as the "Funds") at May 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
July 26, 2004

PERFORMANCE FUNDS TRUST
Other Federal Income Tax Information (Unaudited)

During the year ended May 31, 2004, the Funds declared long term distributions of realized gains qualifying for a maximum 15% capital gain tax rate for individuals as follows:

                                                               LONG TERM 15%
                                                               -------------
The Large Cap Equity Fund...................................    $7,676,816

For corporate shareholders the percentage of the total ordinary income dividends paid during the year ended May 31, 2004, that qualify for the corporate dividend received deduction, are as follows:

                                                               PERCENTAGE
                                                               ----------
The Large Cap Equity Fund...................................     100.00%
The Advisor Lifestyle Conservative Fund.....................       5.93%

For individual shareholders the percentage of the total ordinary income dividends paid during the year ended May 31, 2004, that qualify for a maximum 15% tax rate, are as follows:

                                                               PERCENTAGE
                                                               ----------
The Large Cap Equity Fund...................................     100.00%
The Advisor Lifestyle Conservative Fund.....................       5.93%

The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an "interested person" (as defined in the 1940 Act) and each non-interested Trustee are set forth below:

Trustees

                                           TERM OF                                        NUMBER OF
                                         OFFICE AND                                     PORTFOLIOS IN       OTHER
                          POSITION(S)     LENGTH OF                                     FUND COMPLEX    DIRECTORSHIPS
                           HELD WITH        TIME           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       HELD BY
NAME, ADDRESS, AND AGE     THE TRUST       SERVED            DURING PAST 5 YEARS           TRUSTEE         TRUSTEE
----------------------    -----------   -------------  -------------------------------  -------------   -------------
INDEPENDENT TRUSTEES
Joe J. Powell III*          Trustee     Indefinite     Founder, Director and                 10         N/A
Age 51,                                 11/02 to       President, Maximum Information
417 Glenway Drive                       present        Technology, Inc., 2000 to
Jackson, MS 30602                                      present; Executive Vice
                                                       President and Director, First
                                                       Deposit Guaranty 1995-2000.
Walter P. Neely, Ph.D.*   Trustee &     Indefinite     Professor and Consultant,             10         N/A
CFA,                      Chairman      5/92 to        Millsaps College, Jackson,
Age 59,                                 present        Mississippi, since 1980.
1701 North State Street
Jackson, MS 39210

INTERESTED TRUSTEE
Walter B. Grimm(1),         Trustee     Indefinite     Employee of BISYS Fund                10         1
Age 58,                                 9/98 to        Services -- 6/92 to present
3435 Stelzer Road                       present        Currently serves as Senior Vice
Columbus, Oh 43219                                     President.

Principal Officers

                        POSITION(S) HELD WITH     TERM OF OFFICE AND           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE        THE TRUST          LENGTH OF TIME SERVED           DURING PAST 5 YEARS
----------------------  ----------------------   ---------------------   ------------------------------------
Walter B. Grimm,        President of the Trust    Indefinite, 9/98 to    Employee of BISYS Fund
Age 58,                                           present                Services -- 6/92 to present.
3435 Stelzer Road                                                        Currently serves as Senior Vice
Columbus, Oh 43219                                                       President.
Curtis Barnes,          Secretary of the Trust    Indefinite, 5/99 to    Vice President, Administration
Age 50,                                           present                Services, BISYS Fund
3435 Stelzer Road                                                        Services -- Since May 1995.
Columbus, OH
Nadeem Yousaf,          Treasurer of the Trust    Indefinite, 2/00 to    Vice President, Tax & Financial
Age 35,                                           present                Services, BISYS Fund
3435 Stelzer Road                                                        Services -- Since August 1999.
Columbus, OH                                                             Formerly, Director of Canadian
                                                                         Operations, Investors Bank and
                                                                         Trust.

* Member of the Audit Committee and Nominating Committee.

(1) Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940, because of his employment with BISYS Fund Services. Mr. Grimm also serves as a director or trustee of the following fund groups: American Performance Funds, The Coventry Group, Variable Insurance Funds and United American Cash Reserves.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-888-426-9709 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

[PERFORMANCE FUNDS LOGO]

INVESTMENT ADVISOR

Trustmark Investment Advisors, Inc.
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR AND TRANSFER AGENT

BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR

Performance Funds Distributor, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

COUNSEL

DrinkerBiddle & Reath LLP*
One Logan Square 18(th) and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, Ohio 43215

*Effective May 2004

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE PERFORMANCE FAMILY OF MUTUAL FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE TRUST'S CURRENT PROSPECTUS.

PRFAR 05/04

[PERFORMANCE FUNDS LOGO]

PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS

ANNUAL REPORT
MAY 31, 2004

SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, TRUSTMARK NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE TRUST INVOLVE INVESTMENT RISK,
INCLUDING POSSIBLE LOSS OF PRINCIPAL. PAST PERFORMANCE IS NOT
INDICATIVE OF FUTURE RESULTS.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11(a)(1).

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                (i) Has at least one audit committee financial expert serving on its audit committee; or

                (ii) Does not have an audit committee financial expert serving on its audit committee.

            (2) If the registrant provides the disclosure required by paragraph
            (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

            (3) If the registrant provides the disclosure required by paragraph
            (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.
3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS WALTER P. NEELY, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

        For the fiscal years ended May 31, 2003 and May 31, 2004, PWC billed Audit Fees to the Performance Funds of $72,239 and $104,000, respectively.

        (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        Not Applicable.

        (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        For the fiscal years ended May 31, 2003 and May 31, 2004, PWC billed Tax Fees to the Performance Funds of $28,029 and $26,000, respectively.

        (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        For the fiscal years ended May 31, 2003 and May 31, 2004, PWC billed Other Fees to the Performance Funds of $6,923 and $1,500, respectively.

        (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

        Pre-approval by the Committee of non-audit services is not required so long as:

        (1) (A) with respect to the Funds, the aggregate amount of all such permissible non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenues paid to the auditor by the Funds during the fiscal year in which the services are provided;

             (B) with respect to the Adviser and any Adviser-affiliated service provider, the aggregate amount of all such non-audit services provided constitutes no more than 5% of the total amount of revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the Funds, the Adviser and any Adviser-affiliated service provider during the fiscal year in which the services are provided;

        (2) such services under (1) above were not recognized by the Funds at the time of the engagement to be non-audit services and such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or its Delegate(s) (as defined below).

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

              For the fiscal years ended May 31, 2003 and May 31, 2004,
100% of all the fees in paragraphs (b) through (d) were approved by the audit committee.

        (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

        Not Applicable.

        (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

        Not Applicable.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so
                state.
        (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

                NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

        (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED,

PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

        (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

        (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
        THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY
ITEM 2 IS ATTACHED HERETO.

        (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).
        CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

        (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.
        NOT APPLICABLE.

        (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

        CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.


                                   SIGNATURES


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Performance Funds Trust

By:     /s/ Walter B. Grimm
        --------------------
        Walter B. Grimm
        President

Date: August 5, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Walter B. Grimm
        --------------------
        Walter B. Grimm
        President

Date: August 5, 2004

By:     /s/ Nadeem Yousaf
        -----------------
        Nadeem Yousaf
        Treasurer

Date: August 5, 2004